UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05452)

Exact name of registrant as specified in charter:	Putnam Premier Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2018

Date of reporting period:	October 31, 2017

Item 1. Schedule of Investments:

Putnam Premier Income Trust

The fund's portfolio
10/31/17 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (51.8%)(a)
				Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (6.3%)

Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 11/1/47				$17,000,000	$18,018,672
4.00%, TBA, 11/1/47				19,000,000	19,951,484

					37,970,156
U.S. Government Agency Mortgage Obligations (45.5%)

Federal National Mortgage Association Pass-Through Certificates
5.50%, TBA, 11/1/47				5,000,000	5,519,922
4.50%, TBA, 11/1/47				1,000,000	1,069,141
4.00%, TBA, 11/1/47				11,000,000	11,544,843
3.50%, TBA, 12/1/47				101,000,000	103,639,413
3.50%, TBA, 11/1/47				101,000,000	103,816,951
3.00%, TBA, 11/1/47				47,000,000	47,029,375

					272,619,645

Total U.S. government and agency mortgage obligations (cost $310,982,773)					$310,589,801

U.S. TREASURY OBLIGATIONS (0.0%)(a)
				Principal amount	Value

U.S. Treasury Notes
1.75%, 4/30/22(i)				$123,000	$121,854
1.25%, 3/31/21(i)				114,000	112,014
1.125%, 9/30/21(i)				24,000	23,340

Total U.S. treasury obligations (cost $257,208)					$257,208

MORTGAGE-BACKED SECURITIES (45.4%)(a)
				Principal amount	Value

Agency collateralized mortgage obligations (21.5%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK (-4.024 x 1 Month US LIBOR) + 25.79%, 20.808%, 4/15/37				$91,201	$137,846
IFB Ser. 3072, Class SM (-3.667 x 1 Month US LIBOR) + 23.80%, 19.254%, 11/15/35				184,395	263,527
IFB Ser. 3852, Class SC, IO (-1 x 1 Month US LIBOR) + 6.65%, 5.411%, 4/15/40				6,108,407	831,555
Ser. 4077, Class IK, IO, 5.00%, 7/15/42				6,025,121	1,235,156
IFB Ser. 4678, Class MS, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.861%, 4/15/47				2,720,480	592,194
Ser. 4122, Class TI, IO, 4.50%, 10/15/42				2,891,797	560,543
Ser. 4000, Class PI, IO, 4.50%, 1/15/42				1,669,336	301,512
Ser. 4024, Class PI, IO, 4.50%, 12/15/41				2,726,709	487,004
Ser. 4546, Class TI, IO, 4.00%, 12/15/45				5,470,521	875,283
Ser. 4425, IO, 4.00%, 1/15/45				7,128,963	1,191,036
Ser. 4452, Class QI, IO, 4.00%, 11/15/44				5,646,684	1,239,204
Ser. 4193, Class PI, IO, 4.00%, 3/15/43				4,615,605	710,217
Ser. 4062, Class DI, IO, 4.00%, 9/15/39				6,200,573	527,002
Ser. 4604, Class QI, IO, 3.50%, 7/15/46				14,118,212	2,271,056
Ser. 4580, Class ID, IO, 3.50%, 8/15/45				9,203,040	1,380,456
Ser. 4560, Class PI, IO, 3.50%, 5/15/45				3,411,651	536,926
Ser. 4501, Class BI, IO, 3.50%, 10/15/43				6,482,166	892,011
Ser. 4105, Class HI, IO, 3.50%, 7/15/41				2,574,120	268,880
Ser. 304, Class C37, IO, 3.50%, 12/15/27				2,846,668	270,638
Ser. 4165, Class TI, IO, 3.00%, 12/15/42				11,052,236	1,098,681
Ser. 4183, Class MI, IO, 3.00%, 2/15/42				5,034,184	462,138
Ser. 4210, Class PI, IO, 3.00%, 12/15/41				3,109,795	210,033
Ser. 4510, Class HI, IO, 3.00%, 3/15/40				8,616,387	732,677
FRB Ser. 57, Class 1AX, IO, 0.365%, 7/25/43(WAC)				2,989,391	32,169
Ser. 3326, Class WF, zero %, 10/15/35(WAC)				2,204	1,647

Federal National Mortgage Association
IFB Ser. 06-62, Class PS (-6 x 1 Month US LIBOR) + 39.90%, 32.473%, 7/25/36				135,136	241,769
IFB Ser. 07-53, Class SP (-3.667 x 1 Month US LIBOR) + 24.20%, 19.661%, 6/25/37				159,989	231,859
IFB Ser. 08-24, Class SP (-3.667 x 1 Month US LIBOR) + 23.28%, 18.744%, 2/25/38				140,122	188,613
IFB Ser. 05-75, Class GS (-3 x 1 Month US LIBOR) + 20.25%, 16.536%, 8/25/35				114,530	146,949
IFB Ser. 05-83, Class QP (-2.6 x 1 Month US LIBOR) + 17.39%, 14.176%, 11/25/34				172,688	208,701
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46				5,942,280	1,412,474
Ser. 10-99, Class NI, IO, 6.00%, 9/25/40				6,427,015	1,411,308
Ser. 11-59, Class BI, IO, 6.00%, 8/25/40				5,516,190	467,663
Ser. 374, Class 6, IO, 5.50%, 8/25/36				263,535	50,980
IFB Ser. 12-36, Class SN, IO (-1 x 1 Month US LIBOR) + 6.45%, 5.212%, 4/25/42				3,195,216	562,662
IFB Ser. 10-35, Class SG, IO (-1 x 1 Month US LIBOR) + 6.40%, 5.162%, 4/25/40				2,198,917	423,291
Ser. 378, Class 19, IO, 5.00%, 6/25/35				815,413	152,055
IFB Ser. 13-18, Class SB, IO (-1 x 1 Month US LIBOR) + 6.15%, 4.912%, 10/25/41				2,404,544	264,021
IFB Ser. 13-107, Class SB (-1 x 1 Month US LIBOR) + 5.95%, 4.712%, 2/25/43				5,324,281	1,064,856
IFB Ser. 11-101, Class SA, IO (-1 x 1 Month US LIBOR) + 5.90%, 4.662%, 10/25/41				7,350,493	1,047,445
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42				1,191,905	278,155
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40				7,736,040	980,760
Ser. 366, Class 22, IO, 4.50%, 10/25/35				107,150	3,872
Ser. 17-7, Class JI, IO, 4.00%, 2/25/47				4,911,958	792,053
Ser. 17-15, Class LI, IO, 4.00%, 6/25/46				4,171,559	700,238
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44				4,693,791	752,326
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43				3,411,868	521,231
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43				2,588,656	384,051
Ser. 13-60, Class IP, IO, 4.00%, 10/25/42				2,587,182	428,241
Ser. 16-102, Class JI, IO, 3.50%, 2/25/46				6,257,576	955,094
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42				4,391,937	309,100
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42				4,243,668	330,764
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41				3,844,325	379,850
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41				4,011,865	251,063
Ser. 99-51, Class N, PO, zero %, 9/17/29				18,089	16,506

Federal National Mortgage Association Grantor Trust Ser. 00-T6, IO, 0.713%, 11/25/40(WAC)				2,117,196	44,990

Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47				2,766,768	579,610
Ser. 16-42, IO, 5.00%, 2/20/46				7,459,937	1,488,630
Ser. 16-168, Class AI, IO, 5.00%, 7/20/45				3,891,941	374,599
Ser. 14-122, Class IC, IO, 5.00%, 8/20/44				2,285,979	466,546
Ser. 14-76, IO, 5.00%, 5/20/44				2,894,054	603,846
Ser. 14-25, Class MI, IO, 5.00%, 11/20/43				1,825,896	333,153
Ser. 15-187, Class KI, IO, 5.00%, 6/20/43				6,740,452	650,521
Ser. 13-22, Class IE, IO, 5.00%, 2/20/43				4,486,546	970,184
Ser. 13-22, Class OI, IO, 5.00%, 1/20/43				4,049,301	787,694
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43				2,260,373	488,792
Ser. 13-6, Class IC, IO, 5.00%, 1/20/43				2,050,520	436,699
Ser. 12-146, IO, 5.00%, 12/20/42				2,011,328	422,137
Ser. 13-6, Class CI, IO, 5.00%, 12/20/42				1,488,618	277,374
Ser. 13-130, Class IB, IO, 5.00%, 12/20/40				837,743	48,124
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40				249,625	19,538
Ser. 11-41, Class BI, IO, 5.00%, 5/20/40				601,910	42,351
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40				690,852	150,072
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40				2,095,102	440,055
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40				9,479,185	2,062,244
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39				4,868,205	1,028,214
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39				1,796,107	381,420
IFB Ser. 13-129, Class SN, IO (-1 x 1 Month US LIBOR) + 6.15%, 4.911%, 9/20/43				1,673,496	264,094
IFB Ser. 14-20, Class SQ, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.861%, 7/20/43				6,568,525	997,595
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46				3,744,185	748,837
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46				10,146,459	1,444,247
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45				2,648,058	586,492
Ser. 14-147, Class IJ, IO, 4.50%, 2/20/44				3,506,709	519,309
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43				4,168,006	828,391
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43				5,584,411	907,467
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43				4,082,231	784,315
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42				954,799	150,973
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41				3,698,606	731,279
Ser. 11-140, Class BI, IO, 4.50%, 12/20/40				196,261	15,491
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40				238,980	30,554
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40				4,204,217	827,558
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40				6,697,504	1,340,840
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40				3,723,717	731,900
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40				4,264,766	829,928
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40				2,567,442	502,918
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39				2,025,610	466,214
Ser. 10-168, Class PI, IO, 4.50%, 11/20/39				803,997	70,728
Ser. 10-158, Class IP, IO, 4.50%, 6/20/39				2,228,757	158,353
Ser. 10-98, Class PI, IO, 4.50%, 10/20/37				65,113	224
IFB Ser. 14-119, Class SA, IO (-1 x 1 Month US LIBOR) + 5.60%, 4.361%, 8/20/44				6,973,919	1,089,675
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46				5,293,728	714,653
Ser. 16-29, IO, 4.00%, 2/16/46				3,425,725	646,606
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45				9,441,918	1,661,589
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45				5,175,829	1,146,793
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45				6,306,467	1,076,735
Ser. 15-40, IO, 4.00%, 3/20/45				5,761,600	1,200,896
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44				5,803,617	985,454
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44				11,209,470	1,821,539
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44				1,997,687	349,134
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43				9,459,262	1,235,380
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43				2,006,799	346,975
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42				1,745,108	311,143
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42				5,576,872	1,094,227
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42				4,526,423	780,552
Ser. 17-118, Class KI, IO, 3.50%, 10/20/46				3,450,528	442,496
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46				4,432,630	752,120
Ser. 15-95, Class PI, IO, 3.50%, 7/20/45				5,822,599	844,277
Ser. 15-64, Class PI, IO, 3.50%, 5/20/45				4,751,641	629,022
Ser. 13-76, IO, 3.50%, 5/20/43				7,190,734	1,086,448
Ser. 13-28, IO, 3.50%, 2/20/43				2,247,494	327,028
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43				3,422,169	524,961
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43				4,852,944	750,508
Ser. 13-14, IO, 3.50%, 12/20/42				11,220,836	1,529,288
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42				3,509,145	537,461
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42				4,479,532	912,924
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42				5,488,718	1,113,963
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42				2,558,234	544,124
Ser. 15-62, Class IL, IO, 3.50%, 2/16/42				7,682,443	982,738
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40				7,783,257	1,026,277
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39				5,662,258	512,865
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38				4,643,851	560,471
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28				13,756,491	1,415,414
Ser. 16-H23, Class NI, IO, 2.422%, 10/20/66(WAC)				29,813,798	4,063,621
Ser. 16-H18, Class QI, IO, 2.391%, 6/20/66(WAC)				7,857,410	1,006,047
Ser. 17-H02, Class BI, IO, 2.342%, 1/20/67(WAC)				6,925,390	950,856
Ser. 17-H06, Class BI, IO, 2.32%, 2/20/67(WAC)				11,317,253	1,536,883
Ser. 17-H16, Class FI, IO, 2.301%, 8/20/67(WAC)				8,313,135	1,070,316
Ser. 16-H17, Class KI, IO, 2.275%, 7/20/66(WAC)				5,749,519	697,129
Ser. 17-H16, Class JI, IO, 2.248%, 8/20/67(WAC)				20,843,762	2,826,935
Ser. 15-H15, Class BI, IO, 2.246%, 6/20/65(WAC)				6,128,194	703,633
Ser. 16-H16, Class EI, IO, 2.237%, 6/20/66(WAC)				8,237,813	1,024,784
Ser. 17-H08, Class NI, IO, 2.223%, 3/20/67(WAC)				14,814,386	1,928,833
Ser. 15-H20, Class CI, IO, 2.204%, 8/20/65(WAC)				10,693,937	1,267,285
Ser. 15-H24, Class AI, IO, 2.11%, 9/20/65(WAC)				9,630,035	1,003,219
Ser. 15-H10, Class BI, IO, 2.106%, 4/20/65(WAC)				6,756,372	732,120
Ser. 17-H12, Class QI, IO, 2.058%, 5/20/67(WAC)				9,804,618	1,287,739
Ser. 16-H09, Class BI, IO, 2.034%, 4/20/66(WAC)				13,274,240	1,500,679
Ser. 16-H03, Class DI, IO, 2.023%, 12/20/65(WAC)				10,462,253	1,046,225
Ser. 17-H19, Class MI, IO, 2.007%, 4/20/67(WAC)				5,315,344	646,877
Ser. 16-H03, Class AI, IO, 1.923%, 1/20/66(WAC)				9,659,574	1,002,181
Ser. 16-H06, Class DI, IO, 1.921%, 7/20/65				14,227,753	1,300,118
Ser. 17-H11, Class DI, IO, 1.863%, 5/20/67(WAC)				9,671,474	1,094,086
Ser. 15-H25, Class EI, IO, 1.85%, 10/20/65(WAC)				9,054,909	894,625
Ser. 15-H20, Class AI, IO, 1.822%, 8/20/65(WAC)				8,863,618	896,112
FRB Ser. 15-H08, Class CI, IO, 1.794%, 3/20/65(WAC)				7,277,876	716,543
Ser. 17-H09, IO, 1.778%, 4/20/67(WAC)				13,314,247	1,499,837
Ser. 15-H23, Class BI, IO, 1.733%, 9/20/65(WAC)				10,787,408	1,015,095
Ser. 16-H10, Class AI, IO, 1.716%, 4/20/66(WAC)				20,920,765	1,693,787
Ser. 16-H02, Class HI, IO, 1.714%, 1/20/66(WAC)				12,431,371	1,218,274
Ser. 16-H24, Class CI, IO, 1.701%, 10/20/66(WAC)				7,908,773	750,115
Ser. 17-H16, Class IH, IO, 1.696%, 7/20/67(WAC)				14,705,047	1,519,075
Ser. 16-H14, IO, 1.676%, 6/20/66(WAC)				9,239,291	758,176
Ser. 13-H08, Class CI, IO, 1.676%, 2/20/63(WAC)				13,601,373	901,771
Ser. 17-H16, Class IG, IO, 1.67%, 7/20/67(WAC)				19,974,771	1,897,603
Ser. 16-H06, Class CI, IO, 1.613%, 2/20/66(WAC)				13,152,812	1,003,665
Ser. 14-H21, Class BI, IO, 1.549%, 10/20/64(WAC)				12,172,536	943,372
Ser. 15-H26, Class CI, IO, 0.539%, 8/20/65(WAC)				29,603,479	482,537
Ser. 06-36, Class OD, PO, zero %, 7/16/36				5,629	4,728

					128,940,458
Commercial mortgage-backed securities (11.3%)

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.083%, 2/10/51(WAC)				49,050,489	491

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.531%, 1/12/45(WAC)				1,704,000	1,542,120
Ser. 05-PWR7, Class D, 5.304%, 2/11/41(WAC)				1,026,000	1,016,540
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)				1,231,223	1,231,223

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 07-T28, Class D, 5.78%, 9/11/42(WAC)				828,000	827,384
FRB Ser. 06-PW11, Class B, 5.301%, 3/11/39(WAC)				1,351,703	1,056,558
FRB Ser. 06-PW11, Class C, 5.301%, 3/11/39 (In default)(NON)(WAC)				1,554,000	631,204
FRB Ser. 06-PW14, Class XW, IO, 0.336%, 12/11/38(WAC)				3,905,787	10,936

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, zero %, 11/15/44(WAC)				7,497,913	71

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.754%, 12/15/47(WAC)				1,068,000	1,077,560
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)				2,275,000	2,040,416

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.842%, 5/15/46(WAC)				1,724,873	1,762,417

COMM Mortgage Pass-Through Certificates 144A
FRB Ser. 12-CR3, Class E, 4.76%, 10/15/45(WAC)				700,000	596,309
Ser. 12-CR3, Class F, 4.75%, 10/15/45(WAC)				1,755,510	1,197,876

COMM Mortgage Trust 144A
Ser. 13-LC13, Class E, 3.719%, 8/10/46(WAC)				1,331,000	895,932
Ser. 14-CR18, Class E, 3.60%, 7/15/47				1,371,000	871,508

Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.664%, 12/15/39(WAC)				5,478,148	29,582

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)				1,226,865	1,230,960

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.798%, 4/15/50(WAC)				2,634,000	2,313,052

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965%, 12/10/41				105,772	107,310

GS Mortgage Securities Corp. II 144A FRB Ser. 05-GG4, Class XC, IO, 1.373%, 7/10/39(WAC)				900,255	2,251

GS Mortgage Securities Trust 144A
FRB Ser. 13-GC16, Class E, 5.327%, 11/10/46(WAC)				1,693,000	1,358,482
Ser. 11-GC3, Class E, 5.00%, 3/10/44(WAC)				1,347,000	1,248,431
FRB Ser. 13-GC12, Class D, 4.446%, 6/10/46(WAC)				670,000	598,980

JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class D, 4.091%, 7/15/45(WAC)				778,000	695,227

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.814%, 2/15/47(WAC)				2,236,000	1,984,707
FRB Ser. 14-C19, Class D, 4.665%, 4/15/47(WAC)				2,948,000	2,622,799
FRB Ser. 13-C14, Class E, 4.569%, 8/15/46(WAC)				1,178,000	965,325
FRB Ser. C14, Class D, 4.569%, 8/15/46(WAC)				1,063,000	948,357
FRB Ser. 14-C18, Class E, 4.314%, 2/15/47(WAC)				914,000	657,116
FRB Ser. 14-C25, Class D, 3.946%, 11/15/47(WAC)				1,335,000	1,048,999
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)				1,823,000	1,112,019

JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 06-LDP7, Class B, 5.943%, 4/17/45(WAC)				1,231,000	184,650

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.322%, 2/12/51(WAC)				281,238	281,238
FRB Ser. 07-CB20, Class C, 6.322%, 2/12/51(WAC)				1,604,000	1,571,920
FRB Ser. 11-C3, Class F, 5.615%, 2/15/46(WAC)				1,113,000	1,081,164
FRB Ser. 12-C6, Class E, 5.136%, 5/15/45(WAC)				1,115,000	1,009,853
FRB Ser. 12-C8, Class E, 4.652%, 10/15/45(WAC)				173,000	165,401
FRB Ser. 12-LC9, Class E, 4.373%, 12/15/47(WAC)				2,041,000	1,924,732
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)				1,249,000	883,872
FRB Ser. 07-CB20, Class X1, IO, 0.004%, 2/12/51(WAC)				7,632,558	76

LB Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 6.41%, 6/15/31				200,686	203,285

LB-UBS Commercial Mortgage Trust
Ser. 06-C6, Class D, 5.502%, 9/15/39 (In default)(NON)(WAC)				3,168,000	178,358
FRB Ser. 06-C6, Class C, 5.482%, 9/15/39 (In default)(NON)(WAC)				3,041,000	272,991

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.178%, 4/20/48(WAC)				977,000	864,313

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.444%, 2/12/51(WAC)				428,000	433,264
Ser. 04-KEY2, Class D, 5.046%, 8/12/39(WAC)				1,252,083	1,240,898

Merrill Lynch Mortgage Trust 144A FRB Ser. 08-C1, Class D, 6.444%, 2/12/51(WAC)				812,000	814,842

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 9.321%, 1/15/37(WAC)				25,063	226
FRB Ser. 07-C5, Class X, IO, 5.865%, 12/15/49(WAC)				801,800	26,059

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class D, 4.892%, 4/15/47(WAC)				2,410,000	2,183,472
Ser. 14-C17, Class D, 4.697%, 8/15/47(WAC)				2,403,000	2,042,473
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45(WAC)				830,000	590,479
FRB Ser. 13-C10, Class E, 4.082%, 7/15/46(WAC)				2,426,000	1,954,005
Ser. 14-C17, Class E, 3.50%, 8/15/47				1,673,000	1,079,003
Ser. 14-C18, Class D, 3.389%, 10/15/47				958,000	689,187

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)				2,693,000	557,613
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)				1,600,000	1,519,582

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class F, 6.311%, 1/11/43(WAC)				798,000	766,080
FRB Ser. 04-RR, Class F7, 6.00%, 4/28/39(WAC)				764,114	757,894

STRIPS CDO 144A Ser. 03-1A, Class N, IO, 5.00%, 3/24/18 (Cayman Islands)(WAC)				376,000	5,852

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38				1,067,157	64,029

UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 4.898%, 5/10/63(WAC)				1,476,000	973,330

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.027%, 6/15/45(WAC)				1,918,541	1,443,702
FRB Ser. 07-C34, IO, 0.173%, 5/15/46(WAC)				6,319,098	6,319

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 04-C15, Class G, 5.395%, 10/15/41(WAC)				1,500,000	679,260

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class E, 4.765%, 10/15/45(WAC)				694,000	544,564
FRB Ser. 13-LC12, Class D, 4.294%, 7/15/46(WAC)				456,000	423,991
Ser. 14-LC16, Class D, 3.938%, 8/15/50				2,276,000	1,901,037

WF-RBS Commercial Mortgage Trust 144A
Ser. 12-C6, Class E, 5.00%, 4/15/45(WAC)				1,243,000	1,024,612
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)				2,166,000	1,841,141
FRB Ser. 14-C19, Class E, 4.971%, 3/15/47(WAC)				2,131,000	1,563,176
FRB Ser. 12-C10, Class D, 4.448%, 12/15/45(WAC)				700,000	623,547
Ser. 13-C12, Class E, 3.50%, 3/15/48				1,664,000	1,222,216

					67,275,848
Residential mortgage-backed securities (non-agency) (12.6%)

BCAP, LLC Trust 144A FRB Ser. 12-RR5, Class 4A8, 1 Month US LIBOR + 0.17%, 1.407%, 6/26/35				248,053	244,546

Bear Stearns Alt-A Trust
FRB Ser. 04-3, Class B, 1 Month US LIBOR + 2.93%, 4.163%, 4/25/34				774,732	781,634
FRB Ser. 05-7, Class 21A1, 3.642%, 9/25/35(WAC)				545,457	550,759

Bear Stearns Asset Backed Securities I Trust FRB Ser. 04-FR3, Class M6, 1 Month US LIBOR + 3.25%, 6.113%, 9/25/34				76,336	33,116

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, 1 Month US LIBOR + 4.30%, 5.538%, 7/25/25 (Bermuda)				678,012	691,083

Chevy Chase Funding LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, 1 Month US LIBOR + 0.18%, 1.417%, 11/25/47				752,042	585,842

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, 1 Month US LIBOR + 0.35%, 1.588%, 3/25/37				2,980,700	2,493,170

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.44%, 6/25/46(WAC)				1,827,741	1,646,064
FRB Ser. 06-OA10, Class 1A1, 1 Month US LIBOR + 0.96%, 1.904%, 8/25/46				688,340	602,448
FRB Ser. 06-OA7, Class 1A2, 1 Month US LIBOR + 0.94%, 1.884%, 6/25/46				1,140,771	980,835
FRB Ser. 05-38, Class A3, 1 Month US LIBOR + 0.35%, 1.588%, 9/25/35				1,587,147	1,490,922
FRB Ser. 05-59, Class 1A1, 1 Month US LIBOR + 0.33%, 1.569%, 11/20/35				2,862,712	2,718,838
FRB Ser. 07-OH1, Class A1D, 1 Month US LIBOR + 0.21%, 1.448%, 4/25/47				1,112,111	948,041
FRB Ser. 06-OA10, Class 2A1, 1 Month US LIBOR + 0.19%, 1.428%, 8/25/46				1,003,329	822,730
FRB Ser. 06-OA10, Class 3A1, 1 Month US LIBOR + 0.19%, 1.428%, 8/25/46				1,304,499	1,095,779
FRB Ser. 06-OA10, Class 4A1, 1 Month US LIBOR + 0.19%, 1.428%, 8/25/46				6,257,175	5,193,455

Deutsche Alt-A Securities Mortgage Loan Trust FRB Ser. 06-AR4, Class A2, 1 Month US LIBOR + 0.19%, 1.428%, 12/25/36				1,124,852	708,657

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class B, 1 Month US LIBOR + 10.50%, 11.738%, 10/25/28				439,671	586,331
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, 1 Month US LIBOR + 10.50%, 11.738%, 5/25/28				1,146,824	1,485,420
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, 1 Month US LIBOR + 10.00%, 11.238%, 7/25/28				2,034,913	2,680,105
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, 1 Month US LIBOR + 9.35%, 10.588%, 4/25/28				1,494,563	1,923,660
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, 1 Month US LIBOR + 7.55%, 8.788%, 12/25/27				1,044,095	1,264,151
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, 1 Month US LIBOR + 5.15%, 6.388%, 11/25/28				1,744,200	2,009,042
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, 1 Month US LIBOR + 4.95%, 6.188%, 7/25/29				570,000	601,303
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, 1 Month US LIBOR + 4.65%, 5.888%, 10/25/28				320,000	361,522
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, 1 Month US LIBOR + 3.85%, 5.088%, 3/25/29				640,000	700,338

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, 1 Month US LIBOR + 12.25%, 13.488%, 9/25/28				2,319,164	3,359,530
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, 1 Month US LIBOR + 11.75%, 12.988%, 10/25/28				1,300,000	1,866,718
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, 1 Month US LIBOR + 11.75%, 12.988%, 8/25/28				1,819,507	2,513,669
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, 1 Month US LIBOR + 10.75%, 11.988%, 1/25/29				269,923	367,514
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, 1 Month US LIBOR + 10.25%, 11.488%, 1/25/29				2,159,489	2,845,569
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 1 Month US LIBOR + 5.90%, 7.138%, 10/25/28				4,285,000	4,914,609
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 1 Month US LIBOR + 5.70%, 6.938%, 4/25/28				4,911,032	5,529,874
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 1 Month US LIBOR + 5.55%, 6.788%, 4/25/28				765,396	848,017
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, 1 Month US LIBOR + 5.50%, 6.738%, 9/25/29				347,000	366,633
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 1 Month US LIBOR + 5.00%, 6.238%, 7/25/25				4,406,638	4,863,838
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 1 Month US LIBOR + 5.00%, 6.238%, 7/25/25				1,802,512	1,968,829
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, 1 Month US LIBOR + 4.85%, 6.088%, 10/25/29				1,810,000	1,903,494
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 1 Month US LIBOR + 4.55%, 5.788%, 2/25/25				520,276	555,167
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, 1 Month US LIBOR + 4.25%, 5.488%, 4/25/29				240,000	268,476
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, 1 Month US LIBOR + 4.25%, 5.488%, 1/25/29				550,000	610,871
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 1 Month US LIBOR + 4.00%, 5.238%, 5/25/25				168,468	180,402
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 1 Month US LIBOR + 4.00%, 5.238%, 5/25/25				334,644	354,067
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, 1 Month US LIBOR + 3.65%, 4.888%, 9/25/29				500,000	532,353
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, 1 Month US LIBOR + 3.60%, 4.838%, 1/25/30				450,000	427,849
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, 1 Month US LIBOR + 2.80%, 4.038%, 2/25/30				310,000	316,003
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, 1 Month US LIBOR + 2.60%, 3.838%, 5/25/24				120,000	125,841

JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, 1 Month US LIBOR + 0.20%, 1.438%, 6/25/37				1,098,165	679,490

MortgageIT Trust FRB Ser. 05-3, Class M2, 1 Month US LIBOR + 0.80%, 2.033%, 8/25/35				436,888	384,379

Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1, 1 Month US LIBOR + 6.00%, 6.988%, 4/25/27 (Bermuda)				550,000	571,355

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, 1 Month US LIBOR + 0.18%, 1.418%, 1/25/37				1,485,629	1,398,983

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 3.278%, 9/25/35(WAC)				1,434,117	1,439,706
FRB Ser. 05-AR13, Class A1C3, 1 Month US LIBOR + 0.49%, 1.728%, 10/25/45				2,460,640	2,415,555
FRB Ser. 05-AR19, Class A1C4, 1 Month US LIBOR + 0.40%, 1.637%, 12/25/45				923,727	894,573

					75,703,155

Total mortgage-backed securities (cost $273,813,340)					$271,919,461

CORPORATE BONDS AND NOTES (32.8%)(a)
				Principal amount	Value

Basic materials (4.1%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23				$161,000	$169,654

AK Steel Corp. company guaranty sr. unsec. notes 6.375%, 10/15/25				170,000	167,450

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9.375%, 6/1/19				541,000	591,043

Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23				51,000	55,909

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21				85,000	87,444

Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)				400,000	410,500

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)				207,000	238,826

ArcelorMittal SA sr. unsec. unsub. notes 7.50%, 10/15/39 (France)				180,000	224,775

Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24				420,000	438,900

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23				517,000	555,775

Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25				455,000	487,988

Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes 9.75%, 10/15/23				209,000	248,188

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24				507,000	531,083

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24				639,000	664,560

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23				491,000	558,513

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24				170,000	179,563

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24				360,000	375,300

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25				836,000	867,350

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)				485,000	512,888

CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43				223,000	204,603

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27				172,000	183,610

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25				178,000	198,470

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23				445,000	471,700

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24				761,000	750,536

Constellium NV company guaranty sr. unsec. sub. notes Ser. REGS, 7.00%, 1/15/23 (Netherlands)			EUR	100,000	123,917

Constellium NV 144A company guaranty sr. unsec. notes 5.75%, 5/15/24 (Netherlands)				$425,000	426,063

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7.875%, 11/1/19 (Luxembourg)				515,000	504,700

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21				222,000	229,215

CSTN Merger Sub, Inc. 144A company guaranty sr. notes 6.75%, 8/15/24				548,000	554,850

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)				485,000	514,100

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 4/1/23 (Canada)				200,000	211,500

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 5/15/22 (Canada)				463,000	483,835

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25				401,000	414,534

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)				340,000	371,916

Freeport-McMoRan, Inc. company guaranty sr. unsec. sub. notes 6.75%, 2/1/22 (Indonesia)				208,000	216,320

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23				620,000	694,400

Grinding Media, Inc./Moly-Cop Altasteel, Ltd. 144A sr. sub. notes 7.375%, 12/15/23				110,000	119,625

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22				178,000	201,140

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23				208,000	236,080

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25				339,000	366,120

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24				265,000	273,281

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)				422,000	447,320

Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)				389,000	411,368

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)				264,000	272,580

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)				90,000	95,400

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)				320,000	352,000

Northwest Acquisitions ULC/Dominion Finco, Inc. 144A notes 7.125%, 11/1/22				135,000	139,388

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)				360,000	367,200

NOVA Chemicals Corp. 144A sr. unsec. notes 4.875%, 6/1/24 (Canada)				205,000	208,844

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26				39,000	40,194

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24				935,000	984,088

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27				45,000	51,075

Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27				370,000	401,450

Platform Specialty Products Corp. 144A sr. unsec. notes 10.375%, 5/1/21				57,000	61,845

Smurfit Kappa Acquisitions 144A company guaranty sr. unsec. notes 4.875%, 9/15/18 (Ireland)				200,000	203,000

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)				358,000	433,628

SPCM SA 144A sr. unsec. notes 4.875%, 9/15/25 (France)				200,000	205,500

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26				527,000	558,620

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24				110,000	117,755

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23				45,000	46,463

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 4.125%, 9/15/25				95,000	95,238

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)				148,000	156,140

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)				132,000	133,238

TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25				385,000	401,363

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)				225,000	236,250

Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)				125,000	130,469

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24				330,000	354,750

United States Steel Corp. sr. unsec. notes 6.875%, 8/15/25				130,000	131,950

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23				315,000	331,538

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27				379,000	393,213

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25				218,000	233,805

Venator Finance SARL/Venator Materials Corp. 144A sr. unsec. notes 5.75%, 7/15/25 (Luxembourg)				341,000	360,608

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23				125,000	122,500

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24				438,000	479,063

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23				489,000	552,570

					24,626,637
Capital goods (2.1%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24				810,000	842,400

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27				70,000	70,700

ARD Finance SA sr. notes 6.625%, 9/15/23 (Luxembourg)(PIK)			EUR	100,000	125,231

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)				$630,000	693,000

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)				265,000	281,231

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)				250,000	261,875

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24				524,000	544,960

Berry Global, Inc. company guaranty notes 5.50%, 5/15/22				240,000	249,000

Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23				154,000	161,700

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)				562,000	624,523

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20				553,000	608,300

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26				336,000	394,800

FXI Holdings, Inc. 144A sr. notes 7.875%, 11/1/24				290,000	293,988

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22				948,000	974,070

Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22				541,000	568,050

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)				158,000	204,912

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24				511,000	584,456

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23				602,000	617,050

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22				369,000	382,838

Novafives SAS sr. sub. notes Ser. REGS, 4.50%, 6/30/21 (France)			EUR	100,000	118,624

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25				$215,000	227,900

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22				117,000	121,680

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24				329,000	351,208

Tennant Co. 144A company guaranty sr. unsec. notes 5.625%, 5/1/25				70,000	73,150

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24				480,000	503,400

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26				40,000	41,088

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23 (United Kingdom)				903,000	975,240

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25				115,000	118,594

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26				242,000	246,235

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24				395,000	407,838

Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25				115,000	117,312

Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25				387,000	395,708

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.75%, 4/29/25				390,000	409,500

					12,590,561
Communication services (3.9%)

Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)				400,000	421,500

Altice Financing SA 144A company guaranty sr. unsub. notes 7.50%, 5/15/26 (Luxembourg)				200,000	219,250

Altice SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)				800,000	847,000

Altice SA 144A company guaranty sr. unsec. notes 7.625%, 2/15/25 (Luxembourg)				710,000	770,350

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20				400,000	443,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22				618,000	636,540

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26				655,000	671,375

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24				563,000	598,891

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26				112,000	117,096

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/27				116,000	117,160

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23				815,000	849,638

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23				348,000	362,007

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20				95,000	99,038

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21				469,000	477,208

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21				399,000	405,983

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25				583,000	615,794

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24				795,000	791,522

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21				124,000	136,400

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23				860,000	984,700

Digicel Group, Ltd. 144A sr. unsec. notes 8.25%, 9/30/20 (Jamaica)				255,000	252,131

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)				1,110,000	1,096,125

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24				305,000	304,619

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25				103,000	87,421

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22				300,000	261,750

Inmarsat Finance PLC company guaranty sr. unsec. unsub. notes Ser. REGS, 4.875%, 5/15/22 (United Kingdom)				259,000	264,232

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)				65,000	61,588

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)				15,000	15,900

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)				779,000	782,895

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)				112,000	70,210

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)				88,000	95,370

SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)				200,000	215,000

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)				775,000	807,938

SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)				450,000	473,063

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28				225,000	240,047

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20				238,000	257,040

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18				243,000	257,884

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23				929,000	1,038,158

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21				465,000	506,850

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LL 144A company guaranty sr. notes 3.36%, 9/20/21				290,000	294,205

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23				1,098,000	1,152,900

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25				745,000	804,600

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23				291,000	306,641

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27				180,000	194,850

T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22				100,000	103,438

Telenet Finance V Luxembourg SCA 144A sr. notes 6.75%, 8/15/24 (Luxembourg)			EUR	680,000	857,355

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. bonds Ser. REGS, 6.25%, 1/15/29 (Germany)			EUR	710,000	941,500

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)				$662,000	714,960

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)				170,000	178,713

Virgin Media Secured Finance PLC company guaranty sr. notes Ser. REGS, 5.125%, 1/15/25 (United Kingdom)			GBP	100,000	140,119

Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)			GBP	255,000	351,789

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23				$536,000	389,940

Ziggo Bond Finance BV 144A sr. unsec. bonds 4.625%, 1/15/25 (Netherlands)			EUR	115,000	142,966

					23,226,649
Consumer cyclicals (5.4%)

ADT Corp. (The) company guaranty sr. unsub. notes 4.125%, 6/15/23				$119,000	120,940

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26				120,000	117,150

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22				159,000	161,385

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25				355,000	345,238

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23				377,000	400,563

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22				543,000	566,756

Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25				380,000	384,636

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21				222,000	77,700

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23				344,000	369,370

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)				535,000	546,369

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)				175,000	182,656

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24				195,000	217,059

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24				105,000	109,856

CCM Merger, Inc. 144A sr. unsec. notes 6.00%, 3/15/22				116,000	120,640

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22				165,000	169,125

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23				140,000	142,625

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20				186,000	186,000

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22				280,000	289,800

Codere Finance 2 Luxembourg SA company guaranty sr. notes Ser. REGS, 6.75%, 11/1/21 (Luxembourg)			EUR	100,000	121,620

Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25				$925,000	920,375

CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25				465,000	468,046

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23				636,000	686,880

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24				210,000	225,488

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23				440,000	475,200

EMI Music Publishing Group North America Holdings, Inc. 144A sr. unsec. notes 7.625%, 6/15/24				315,000	352,406

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25				340,000	359,550

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20				278,000	293,290

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26				165,000	178,613

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26				330,000	338,250

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)			CAD	541,000	434,391

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%, 1/15/40 (Mexico)				$195,000	235,901

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)				390,000	415,350

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24				320,000	328,800

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27				375,000	393,750

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25				500,000	513,750

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19				674,000	497,075

IHO Verwaltungs GmbH 144A sr. notes 4.75%, 9/15/26 (Germany)(PIK)				340,000	346,800

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)				230,000	242,650

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22				810,000	891,000

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21				625,000	667,188

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24				120,000	129,600

JC Penney Corp., Inc. company guaranty sr. unsec. unsub. bonds 7.40%, 4/1/37				119,000	72,590

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)				399,000	390,521

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22				200,000	211,250

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24				353,000	374,180

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24				165,000	170,721

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23				556,000	583,105

Matalan Finance PLC sub. notes Ser. REGS, 6.875%, 6/1/19 (United Kingdom)			GBP	100,000	134,163

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)				$85,000	89,250

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)				230,000	238,625

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21				337,000	375,755

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21				522,000	523,958

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28				260,000	163,800

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75% (9.5%), 10/15/21(PIK)				299,585	160,278

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21				220,000	129,800

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24				422,000	432,550

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)				190,000	196,650

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22				246,000	253,380

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25				315,000	333,703

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24				209,000	220,495

Owens Corning company guaranty sr. unsec. notes 4.20%, 12/1/24				296,000	311,818

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27				240,000	248,400

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22				439,000	452,859

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26				241,000	248,230

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24				290,000	297,250

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23				125,000	95,313

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32				290,000	359,600

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26				400,000	438,500

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 2/1/25				390,000	396,825

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23				47,000	48,645

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21				580,000	584,350

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23				365,000	382,827

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22				1,063,000	1,175,869

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22				532,000	562,590

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24				777,000	788,655

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24				263,000	281,410

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27				476,000	480,165

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27				495,000	516,656

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24				540,000	555,525

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25				240,000	254,923

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22				25,000	26,000

Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25				106,000	114,613

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24				544,000	573,866

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25				275,000	268,125

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5.25%, 4/15/21				747,000	762,866

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24				165,000	172,631

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24				344,000	372,380

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22				282,000	292,575

Univision Communications, Inc. 144A company guaranty sr. notes 5.125%, 5/15/23				495,000	501,188

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25				216,000	214,650

Werner FinCo LP/Werner FinCo, Inc. 144A company guarany sr. unsec. notes 8.75%, 7/15/25				564,000	580,920

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23				52,000	54,080

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26				229,000	228,714

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27				213,000	217,571

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27				277,000	282,886

					32,222,090
Consumer staples (1.7%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)				225,000	228,938

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)				160,000	162,800

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)				170,000	174,038

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)				275,000	276,980

Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25				124,000	129,890

Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27				300,000	303,750

Ashtead Capital, Inc. 144A notes 4.125%, 8/15/25				355,000	357,663

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24				704,000	763,840

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25				756,000	799,470

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22				241,000	249,134

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21				1,061,000	1,120,681

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23				330,000	330,825

Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25			EUR	495,000	595,646

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23				$264,000	149,160

Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25				640,000	657,600

Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24				865,000	880,138

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26				295,000	313,482

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24				295,000	311,225

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27				180,000	184,725

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26				350,000	367,938

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24				85,000	88,825

Netflix, Inc. 144A sr. unsec. bonds 4.875%, 4/15/28				265,000	263,397

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25				202,000	213,868

Pizzaexpress Financing 2 PLC company guaranty sr. notes Ser. REGS, 6.625%, 8/1/21 (United Kingdom)			GBP	100,000	129,169

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24				$614,000	452,825

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21				326,000	279,545

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23				305,000	283,650

					10,069,202
Energy (7.0%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 144A company guaranty sr. unsec. notes 7.875%, 12/15/24				989,000	1,078,010

Andeavor Logistics LP/Tesoro Logistics Finance Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25				146,000	156,950

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23				123,000	128,843

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21				324,000	332,505

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22				38,000	39,045

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22				187,000	202,895

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)				120,000	113,400

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20				210,000	138,600

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22				171,000	112,860

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)				232,000	274,050

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25				738,000	798,885

Cheniere Corpus Christi Holdings, LLC 144A company guaranty sr. bonds 5.125%, 6/30/27				275,000	283,594

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23				58,000	52,925

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22				190,000	204,429

Chesapeake Energy Corp. 144A company guaranty sr. unsec. bonds 8.00%, 6/15/27				114,000	109,939

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25				267,000	267,000

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25				105,000	103,950

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44				60,000	55,875

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24				1,048,000	1,017,870

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23				187,000	189,338

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25				274,000	284,275

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.625%, 10/15/25				310,000	314,768

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21				63,000	43,155

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21				261,000	255,128

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25				520,000	540,150

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24				140,000	142,450

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 8.125%, 9/15/23				431,000	463,325

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20				573,000	480,604

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25				195,000	144,300

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24				103,000	105,060

FTS International, Inc. 144A company guaranty sr. sub. FRN BBA LIBOR USD 3 Month + 7.50%, 8.82%, 6/15/20				84,000	85,785

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9.25%, 4/23/19 (Russia)				394,000	429,411

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24				475,000	496,375

Jonah Energy, LLC/Jonah Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.25%, 10/15/25				575,000	575,000

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22				131,000	136,404

Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes 5.625%, 1/15/22				300,000	305,625

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656%, 6/7/22 (Russia)				1,080,000	1,217,516

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)				131,000	118,883

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)				191,000	174,765

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)				110,000	109,450

Murray Energy Corp. 144A notes 11.25%, 4/15/21				337,000	185,350

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22				67,000	72,025

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26				859,000	912,688

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24				348,000	311,460

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23				312,000	316,680

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22				247,000	253,175

Parsley Energy, LLC/Parsley Finance Corp. 144A company guaranty sr. unsec. notes 5.625%, 10/15/27				130,000	134,144

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)				270,000	290,028

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)				400,000	422,499

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)				2,495,000	2,770,698

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)				878,000	1,063,478

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)				3,538,000	3,794,505

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)				493,000	533,056

Petrobras Global Finance BV 144A company guaranty sr. unsec. bonds 5.999%, 1/27/28 (Brazil)				2,354,000	2,383,425

Petrobras Global Finance BV 144A company guaranty sr. unsec. notes 5.299%, 1/27/25 (Brazil)				1,020,000	1,023,315

Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela)				1,255,000	348,263

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)				3,606,000	1,042,134

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela)				2,345,000	650,738

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 6.625%, 6/15/35 (Mexico)				340,000	359,040

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5.625%, 1/23/46 (Mexico)				525,000	475,991

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 8.00%, 5/3/19 (Mexico)				1,440,000	1,559,678

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)				5,014,000	4,951,325

Precision Drilling Corp. company guaranty sr. unsec. notes 7.75%, 12/15/23 (Canada)				130,000	133,900

Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%, 11/15/24 (Canada)				14,000	12,985

Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21				544,000	560,266

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5.00%, 10/1/22				195,000	210,490

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23				192,000	187,680

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22				21,000	20,685

SemGroup Corp. 144A company guaranty sr. unsec. notes 6.375%, 3/15/25				355,000	349,675

SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21				123,000	125,768

SESI, LLC 144A company guaranty sr. unsec. notes 7.75%, 9/15/24				125,000	129,375

Seven Generations Energy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 9/30/25 (Canada)				230,000	232,875

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)				45,000	5

Shelf Drilling Holdings, Ltd. 144A company guaranty notes 9.50%, 11/2/20				260,000	263,900

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21				332,000	335,320

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24				164,000	156,620

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23				65,000	66,138

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22				281,000	282,405

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28				125,000	128,281

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27				210,000	218,138

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.125%, 2/1/25				105,000	108,150

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28				630,000	631,575

Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)				116,000	115,420

Weatherford International, Ltd. company guaranty sr. unsec. sub. notes 9.875%, 2/15/24				130,000	139,100

Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23				70,000	70,350

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23				107,000	120,509

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20				298,000	323,330

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22				978,000	1,018,343

					41,878,370
Financials (4.0%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22				778,000	793,560

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23				5,000	5,325

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31				608,000	804,080

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25				369,000	407,284

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58				163,000	222,495

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity				148,000	164,465

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity				185,000	211,594

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25				175,000	192,605

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23				315,000	340,200

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22				315,000	338,625

CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19				127,000	132,874

CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20				119,000	108,290

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25				443,000	470,688

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21				332,000	337,810

DFC Finance Corp. 144A company guaranty sr. notes 10.50%, 6/15/20				273,000	176,085

Dresdner Funding Trust I jr. unsec. sub. notes 8.151%, 6/30/31				500,000	650,844

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31				379,000	493,340

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)				360,000	372,150

goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)				157,000	161,514

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)				161,000	161,403

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21				475,000	494,394

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24				210,000	222,338

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22				205,000	214,225

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20				51,000	52,594

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22				440,000	454,577

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)				18,000	17,055

International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22				20,000	22,575

Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)				200,000	218,500

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)				130,000	135,200

iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)				125,000	128,125

Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697%, 10/15/97				670,000	955,551

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)				442,000	512,720

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25				450,000	468,000

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 144A sr. unsec. bonds 4.50%, 1/15/28(R)				115,000	114,713

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21				499,000	506,485

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19				173,000	179,488

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21				210,000	218,400

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25				375,000	396,563

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)				200,000	228,640

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)				306,000	391,680

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)				410,000	439,315

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)				235,000	241,026

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. unsub. notes 7.75%, 5/29/18 (Russia)				550,000	564,801

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6.125%, 2/7/22 (Russia)				500,000	546,875

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20				130,000	146,575

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19				123,000	126,998

Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20				119,000	124,355

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18				158,000	145,755

Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25				265,000	263,609

UBS AG/Jersey jr. unsec. sub. FRN Ser. EMTN, 7.152%, perpetual maturity (Jersey)			EUR	400,000	470,119

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25				$315,000	326,813

VICI Properties 1, LLC/VICI FC, Inc. company guaranty notes 8.00%, 10/15/23				33,821	37,626

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)				468,000	531,597

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 5.942%, 11/21/23 (Russia)				200,000	217,287

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)				786,000	803,685

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)				5,600,000	6,090,000

VTB Bank PJSC via VTB Eurasia DAC 144A unsec. sub. FRN 9.50%, perpetual maturity (Russia)				450,000	513,000

					24,066,490
Health care (1.9%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23				475,000	460,750

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23				327,000	332,723

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25				354,000	343,380

BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21				296,000	273,060

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24				395,000	424,625

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25				94,000	97,055

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22				305,000	319,488

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23				160,000	154,000

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22				710,000	513,863

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 11/15/19				80,000	76,200

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 7.125%, 7/15/20				192,000	166,560

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada) (In default)(NON)				298,000	32,035

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/1/25 (Ireland)				200,000	159,000

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)				540,000	437,400

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23				295,000	237,106

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22				63,000	65,873

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26				256,000	272,320

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20				629,000	676,961

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47				575,000	585,063

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22				128,000	145,280

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23				370,000	386,188

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21				294,000	327,075

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)				329,000	296,100

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22				270,000	280,935

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25				70,000	69,300

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22				563,000	563,704

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24				1,075,000	1,134,125

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23				220,000	229,350

Tenet Healthcare Corp. company guaranty sr. notes 4.75%, 6/1/20				80,000	82,000

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20				393,000	412,650

Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22				182,000	182,910

Unilabs Subholding AB company guaranty sr. unsec. notes Ser. REGS, 5.75%, 5/15/25 (Sweden)			EUR	100,000	120,311

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. notes 5.50%, 11/1/25				$90,000	92,025

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25				489,000	410,760

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23				466,000	393,770

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21				90,000	82,013

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23				195,000	163,800

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20				104,000	102,310

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24				355,000	384,288

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22				120,000	127,200

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25				165,000	173,663

					11,787,219
Technology (1.5%)

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19 (In default)(NON)				1,204,000	1,011,360

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24				1,843,000	2,034,211

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23				440,000	482,126

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23				335,000	358,457

First Data Corp. 144A notes 5.75%, 1/15/24				581,000	607,871

First Data Corp. 144A sr. notes 5.375%, 8/15/23				375,000	390,469

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24				640,000	674,000

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)				717,000	736,718

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22				503,000	524,378

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20				132,000	135,960

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)				515,000	521,438

Micron Technology, Inc. 144A sr. unsec. unsub. notes 5.25%, 1/15/24				198,000	208,148

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24				675,000	769,500

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25				423,000	428,288

TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25				384,000	391,680

					9,274,604
Transportation (0.1%)

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23				484,000	502,150

					502,150
Utilities and power (1.1%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25				965,000	1,018,075

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23				160,000	163,800

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27				250,000	256,625

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21				310,000	351,850

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25				584,000	554,800

Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26				188,000	188,235

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24				85,000	87,763

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37				615,000	680,570

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22				448,000	481,040

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24				516,000	563,730

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26				169,000	187,590

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24				356,000	386,260

Energy Transfer Equity LP sr. sub. notes 5.50%, 6/1/27				139,000	147,340

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20 (In default)(NON)				329,000	231,945

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26				272,000	295,120

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27				393,000	418,545

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22				457,000	476,423

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20				205,000	769

					6,490,480

Total corporate bonds and notes (cost $192,632,188)					$196,734,452

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (9.9%)(a)
				Principal amount/units	Value

Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)				$1,995,000	$2,121,224

Argentina (Republic of) sr. unsec. unsub. bonds 7.625%, 4/22/46 (Argentina)				630,000	705,600

Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)				460,000	488,290

Argentina (Republic of) sr. unsec. unsub. notes 7.50%, 4/22/26 (Argentina)				595,000	672,350

Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)				3,493,000	3,807,370

Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)				1,725,000	1,599,938

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)				2,255,000	2,242,289

Brazil (Federal Republic of) unsec. notes Ser. NTNF, 10.00%, 1/1/23 (Brazil) (Units)			BRL	6,750	2,168,071

Buenos Aires (Province of) unsec. FRN Argentina Deposit Rates BADLAR + 3.83%, 25.58%, 5/31/22 (Argentina)			ARS	17,110,000	1,034,400

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)				$4,975,000	5,510,808

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)				100,000	114,610

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)				2,688,000	3,139,315

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)				2,408,000	2,597,967

Costa Rica (Republic of) 144A sr. unsec. unsub. notes 7.00%, 4/4/44 (Costa Rica)				250,000	261,435

Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)				605,000	732,050

Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)				1,650,000	1,751,063

Ecuador (Republic of) sr. unsec. unsub. notes Ser. REGS, 7.95%, 6/20/24 (Ecuador)				350,000	353,500

Egypt (Arab Republic of) notes Ser. REGS, 8.50%, 1/31/47 (Egypt)			EGP	840,000	952,350

Egypt (Arab Republic of) 144A sr. unsec. bonds 8.50%, 1/31/47 (Egypt)				$760,000	861,650

El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/30/25 (El Salvador)				350,000	345,625

Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)			EUR	2,332,000	2,706,677

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2.00% (3.00%, 2/24/20), 2/24/40 (Greece)(STP)			EUR	61,000	52,329

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/36 (Greece)(STP)			EUR	468,000	410,007

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece)(STP)			EUR	141,000	128,803

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece)(STP)			EUR	178,000	164,786

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece)(STP)			EUR	468,000	438,840

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)			EUR	3,840,211	3,665,396

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)			EUR	137,295	133,540

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)			EUR	4,094,435	4,080,699

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece)(STP)			EUR	398,000	408,385

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)			EUR	1,556,500	1,627,120

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)			EUR	114,000	121,098

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)			EUR	1,269,807	1,396,879

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)				$300,000	326,625

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)				1,555,000	1,998,175

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)				200,000	247,000

Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)				1,265,000	1,341,430

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)				1,355,000	1,377,019

Ivory Coast (Republic of) 144A sr. unsec. bonds 6.125%, 6/15/33 (Ivory Coast)				1,385,000	1,364,170

Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)				465,000	495,769

Russia (Federation of) 144A sr. unsec. unsub. bonds 12.75%, 6/24/28 (Russia)				1,281,000	2,246,554

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)				1,400,000	1,548,750

Ukraine (Government of) 144A unsec. notes 7.75%, 9/1/27 (Ukraine)				316,000	325,505

United Mexican States sr. unsec. notes Ser. GMTN, 5.75%, 10/12/10 (Mexico)				1,030,000	1,081,279

Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38 (Venezuela)				650,000	212,063

Total foreign government and agency bonds and notes (cost $55,757,180)					$59,358,803

PURCHASED SWAP OPTIONS OUTSTANDING (1.6%)(a)
Counterparty Fixed right % to receive or (pay)/Floating rate index/Maturity date		Expiration date/strike		Notional/Contract amount	Value

Bank of America N.A.

(1.9325)/3 month USD-LIBOR-BBA/Aug-19		Aug-18/1.9325		$135,756,500	$447,996

(2.2625)/3 month USD-LIBOR-BBA/Aug-22		Aug-21/2.2625		61,090,400	351,270

2.2625/3 month USD-LIBOR-BBA/Aug-22		Aug-21/2.2625		61,090,400	303,008

1.9325/3 month USD-LIBOR-BBA/Aug-19		Aug-18/1.9325		135,756,500	180,556

2.234/3 month USD-LIBOR-BBA/Nov-27		Nov-17/2.234		73,366,800	83,638

2.172/3 month USD-LIBOR-BBA/Nov-27		Nov-17/2.172		73,366,800	33,749

2.214/3 month USD-LIBOR-BBA/Nov-27		Nov-17/2.214		54,302,600	7,059

Citibank, N.A.

(2.518)/3 month USD-LIBOR-BBA/May-49		May-19/2.518		5,973,300	509,642

2.276/3 month USD-LIBOR-BBA/Nov-27		Nov-17/2.276		117,386,900	247,686

(1.896)/3 month USD-LIBOR-BBA/Dec-22		Dec-17/1.896		17,431,000	182,328

(1.975)/3 month USD-LIBOR-BBA/Nov-22		Nov-17/1.975		27,151,400	176,484

(2.464)/3 month USD-LIBOR-BBA/Nov-27		Nov-17/2.464		117,386,900	166,689

(2.57)/3 month USD-LIBOR-BBA/Nov-22		Nov-17/2.57		27,151,400	128,969

1.9175/3 month USD-LIBOR-BBA/Mar-19		Mar-18/1.9175		81,453,000	65,977

2.301/3 month USD-LIBOR-BBA/Nov-27		Nov-17/2.301		58,693,400	51,650

(2.429)/3 month USD-LIBOR-BBA/Nov-27		Nov-17/2.429		88,125,600	49,350

2.57/3 month USD-LIBOR-BBA/Nov-22		Nov-17/2.57		27,151,400	40,456

2.245/3 month USD-LIBOR-BBA/Nov-27		Nov-17/2.245		88,125,600	28,200

2.175/3 month USD-LIBOR-BBA/Nov-27		Nov-17/2.175		54,302,600	22,807

2.248/3 month USD-LIBOR-BBA/Nov-27		Nov-17/2.248		27,151,300	21,993

1.975/3 month USD-LIBOR-BBA/Nov-22		Nov-17/1.975		27,151,400	19,549

1.6525/3 month USD-LIBOR-BBA/Dec-18		Dec-17/1.6525		81,453,900	13,033

1.896/3 month USD-LIBOR-BBA/Dec-22		Dec-17/1.896		17,431,000	8,890

(1.091)/6 month EUR-EURIBOR-Reuters/Jul-23		Jul-18/1.091	EUR	9,307,100	6,180

1.541/3 month USD-LIBOR-BBA/Nov-18		Nov-17/1.541		$108,605,200	109

Credit Suisse International

(2.18)/3 month USD-LIBOR-BBA/Nov-27		Nov-17/2.18		27,151,300	412,700

(2.32)/3 month USD-LIBOR-BBA/Nov-27		Nov-17/2.32		108,605,300	317,127

2.2655/3 month USD-LIBOR-BBA/Nov-27		Nov-17/2.2655		27,151,300	60,547

2.1975/3 month USD-LIBOR-BBA/Nov-27		Nov-17/2.1975		53,731,000	537

Goldman Sachs International

1.522/3 month GBP-LIBOR-BBA/Oct-28		Oct-18/1.522	GBP	17,218,000	557,981

1.673/3 month GBP-LIBOR-BBA/Oct-48		Oct-18/1.673	GBP	6,701,000	544,053

(0.597)/3 month GBP-LIBOR-BBA/Nov-19		Nov-17/0.597	GBP	69,803,250	491,359

(1.6775)/3 month USD-LIBOR-BBA/Nov-18		Nov-17/1.6775		$65,163,120	211,129

2.30/3 month USD-LIBOR-BBA/Nov-27		Nov-17/2.30		58,693,400	194,862

-0.117/6 month EUR-EURIBOR-Reuters/Nov-19		Nov-17/-0.117	EUR	93,071,000	171,294

(2.41875)/3 month USD-LIBOR-BBA/Nov-27		Nov-17/2.41875		$117,386,900	170,211

2.695/3 month USD-LIBOR-BBA/Oct-23		Oct-18/2.695		11,403,500	138,667

2.27/3 month USD-LIBOR-BBA/Mar-28		Mar-18/2.27		13,032,600	123,549

2.485/3 month USD-LIBOR-BBA/Mar-48		Mar-18/2.485		5,430,300	120,607

2.2245/3 month USD-LIBOR-BBA/Nov-27		Nov-17/2.2245		73,366,800	103,447

1.9175/3 month USD-LIBOR-BBA/Oct-19		Oct-18/1.9175		49,415,400	70,170

2.156/3 month USD-LIBOR-BBA/Nov-27		Nov-17/2.156		73,366,800	44,754

2.20125/3 month USD-LIBOR-BBA/Nov-27		Nov-17/2.20125		117,386,900	39,912

1.6775/3 month USD-LIBOR-BBA/Nov-18		Nov-17/1.6775		65,163,120	652

(-0.117)/6 month EUR-EURIBOR-Reuters/Nov-19		Nov-17/-0.117	EUR	93,071,000	108

0.597/3 month GBP-LIBOR-BBA/Nov-19		Nov-17/0.597	GBP	69,803,250	93

1.95/3 month USD-LIBOR-BBA/Nov-27		Nov-17/1.95		$44,063,000	44

JPMorgan Chase Bank N.A.

1.376/6 month EUR-EURIBOR-Reuters/Sep-29		Sep-19/1.376	EUR	17,032,000	668,599

1.758/6 month EUR-EURIBOR-Reuters/Sep-49		Sep-19/1.758	EUR	6,794,000	626,946

(1.919)/3 month USD-LIBOR-BBA/Aug-19		Aug-18/1.919		$135,756,500	458,857

(2.25)/3 month USD-LIBOR-BBA/Aug-22		Aug-21/2.25		61,090,400	354,324

2.25/3 month USD-LIBOR-BBA/Aug-22		Aug-21/2.25		61,090,400	299,343

1.919/3 month USD-LIBOR-BBA/Aug-19		Aug-18/1.919		135,756,500	173,768

2.2425/3 month USD-LIBOR-BBA/Dec-27		Dec-17/2.2425		58,693,400	139,690

(1.964)/3 month USD-LIBOR-BBA/Jan-21		Jan-18/1.964		27,151,000	74,665

1.964/3 month USD-LIBOR-BBA/Jan-21		Jan-18/1.964		27,151,000	58,646

Total purchased swap options outstanding (cost $14,151,770)					$9,775,909

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value

Bank of America N.A.

USD/CNH (Put)	Dec-17/CNH 6.50	$29,644,100		$29,644,100	$16,749

USD/JPY (Call)	Jan-18/JPY 115.00	23,991,700		23,991,700	200,331

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Call)	Nov-17/$96.75	31,000,000		31,000,000	47,895

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Nov-17/100.24	142,000,000		142,000,000	183,038

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/100.52	31,000,000		31,000,000	253,797

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/100.42	31,000,000		31,000,000	234,360

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/100.33	31,000,000		31,000,000	215,822

USD/JPY (Put)	Jan-18/JPY 107.00	59,935,800		59,935,800	108,184

Total purchased options outstanding (cost $2,226,254)					$1,260,176

SENIOR LOANS (1.4%)(a)(c)
				Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.00%, 5.264%, 7/2/22				$484,795	$356,436

Air Methods Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.833%, 4/21/24				181,936	181,300

Avaya, Inc. bank term loan FRN Ser. B6, BBA LIBOR USD 3 Month + 5.50%, 6.814%, 3/31/18 (In default)(NON)				319,198	263,737

Avaya, Inc. bank term loan FRN Ser. B7, BBA LIBOR USD 3 Month + 5.25%, 6.564%, 5/29/20 (In default)(NON)				506,468	424,167

Brand Industrial Services, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 4.25%, 5.615%, 6/21/24				479,798	482,142

BWAY Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.25%, 4.599%, 4/3/24				144,638	144,999

Capital Automotive LP bank term loan FRN BBA LIBOR USD 3 Month + 6.00%, 7.25%, 3/24/25				118,716	121,387

Casella Waste Systems, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.75%, 3.987%, 10/17/23				967,688	972,526

CCC Information Services, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 6.75%, 7.992%, 3/30/25				144,000	147,825

Chesapeake Energy Corp. bank term loan FRN BBA LIBOR USD 3 Month + 7.50%, 8.814%, 8/23/21				630,000	675,360

CPG International, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.75%, 5.083%, 5/5/24				80,929	81,460

Forterra Finance, LLC bank term loan FRN BBA LIBOR USD 3 Month + 3.00%, 4.242%, 10/25/23				193,751	161,678

FTS International, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.75%, 5.992%, 4/16/21				509,000	495,427

Gates Global, LLC/Gates Global Co. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.25%, 4.583%, 3/31/24				174,469	175,361

Getty Images, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.833%, 10/18/19				277,056	241,962

iHeartCommunications, Inc. bank term loan FRN Ser. D, BBA LIBOR USD 3 Month + 6.75%, 8.083%, 1/30/19				743,000	554,928

Kronos, Inc./MA bank term loan FRN BBA LIBOR USD 3 Month + 8.25%, 9.627%, 11/1/24				220,000	226,279

MEG Energy Corp. bank term loan FRN BBA LIBOR USD 3 Month + 3.50%, 4.833%, 12/31/23				140,295	140,696

Navistar, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.00%, 5.24%, 8/7/20				368,438	370,740

Neiman Marcus Group, Ltd., Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.25%, 4.488%, 10/25/20				385,095	303,069

PetSmart, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.24%, 3/10/22				124,681	106,934

Rackspace Hosting, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.311%, 11/3/23				123,381	123,072

Revlon Consumer Products Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.742%, 9/7/23				410,850	354,101

Reynolds Group Holdings, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.00%, 3.992%, 2/5/23				321,756	323,461

Robertshaw Holdings Corp. bank term loan FRN BBA LIBOR USD 3 Month + 9.00%, 10.25%, 2/4/25				85,000	84,469

Robertshaw Holdings Corp. bank term loan FRN BBA LIBOR USD 3 Month + 4.50%, 5.75%, 8/10/24				145,000	146,359

Solenis International LP bank term loan FRN BBA LIBOR USD 3 Month + 6.75%, 8.067%, 7/31/22				84,000	83,580

Talbots, Inc. (The) bank term loan FRN BBA LIBOR USD 3 Month + 8.50%, 9.742%, 3/19/21				150,913	146,385

Talbots, Inc. (The) bank term loan FRN BBA LIBOR USD 3 Month + 4.50%, 5.742%, 3/19/20				237,261	229,105

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. BF1, BBA LIBOR USD 3 Month + 4.75%, 5.99%, 4/1/22				116,942	119,170

VICI Properties 1, LLC bank term loan FRN BBA LIBOR USD 3 Month + 3.50%, 4.75%, 10/15/22				442,158	442,066

Total senior loans (cost $9,212,989)					$8,680,181

CONVERTIBLE BONDS AND NOTES (1.1%)(a)
				Principal amount	Value

Basic materials (—%)

Cemex SAB de CV cv. unsec. sub. notes 3.72%, 3/15/20 (Mexico)				$54,000	$57,409

					57,409
Capital goods (0.1%)

Aerojet Rocketdyne Holdings, Inc. 144A cv. sr. unsec. sub. notes 2.25%, 12/15/23				58,000	80,076

Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21				83,000	96,384

Greenbrier Cos., Inc. (The) 144A cv. sr. unsec. notes 2.875%, 2/1/24				61,000	71,332

Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22				47,000	46,941

II-VI, Inc. 144A cv. sr. unsec. notes 0.25%, 9/1/22				29,000	33,785

Kaman Corp. 144A cv. sr. unsec. notes 3.25%, 5/1/24				48,000	51,870

					380,388
Communication services (—%)

DISH Network Corp. cv. sr. unsec. Notes 3.375%, 8/15/26				166,000	178,554

					178,554
Consumer cyclicals (0.2%)

Euronet Worldwide, Inc. cv. sr. unsec. bonds 1.50%, 10/1/44				75,000	102,281

Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46				116,000	131,008

Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23				124,000	148,664

Liberty Media Corp. cv. sr. unsec. unsub. bonds 2.25%, 9/30/46				57,000	59,672

Live Nation Entertainment, Inc. cv. sr. unsec. bonds 2.50%, 5/15/19				61,000	80,634

Macquarie Infrastructure Corp. cv. sr. unsec. unsub. notes 2.00%, 10/1/23				62,000	59,443

Navistar International Corp. cv. sr. unsec. sub. bonds 4.75%, 4/15/19				61,000	66,223

Priceline Group, Inc. (The) cv. sr. unsec. Bonds 0.90%, 9/15/21				38,000	45,315

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 1.00%, 3/15/18				97,000	195,576

Square, Inc. 144A cv. sr. unsec. notes 0.375%, 3/1/22				57,000	96,401

Tesla, Inc. cv. sr. unsec. sub. notes 1.25%, 3/1/21				46,000	51,290

					1,036,507
Consumer staples (—%)

IAC FinanceCo, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 10/1/22				71,000	76,636

Liberty Expedia Holdings, Inc. cv. sr. unsec. unsub. bonds 1.00%, 6/30/47				94,000	96,115

Vector Group, Ltd. cv. sr. unsec. sub. notes 1.75%, 4/15/20				59,000	66,301

Wayfair, Inc. 144A cv. sr. unsec. sub. notes 0.375%, 9/1/22				44,000	42,983

					282,035
Energy (0.1%)

CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $58,386) (Cayman Islands)(RES)				84,334	118,068

Chesapeake Energy Corp. 144A cv. sr. unsec. bonds 5.50%, 9/15/26				69,000	61,108

Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23				41,000	45,151

Whiting Petroleum Corp. cv. company guaranty sr. unsec. unsub. notes 1.25%, 4/1/20				97,000	86,997

					311,324
Financials (0.1%)

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5.25%, 12/1/18(R)				87,000	100,866

Colony Starwood Homes 144A cv. sr. unsec. notes 3.50%, 1/15/22(R)				75,000	83,906

Encore Capital Group, Inc. cv. company guaranty sr. unsec. bonds 3.00%, 7/1/20				46,000	53,964

Hercules Capital, Inc. 144A cv. sr. unsec. notes 4.375%, 2/1/22				40,000	40,875

Heritage Insurance Holdings, Inc. 144A cv. company guaranty sr. unsec. bonds 5.875%, 8/1/37				35,000	43,378

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4.00%, 1/15/19(R)				84,000	92,610

					415,599
Health care (0.1%)

BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.50%, 10/15/20				54,000	61,256

Clovis Oncology, Inc. cv. sr. unsec. notes 2.50%, 9/15/21				43,000	62,243

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2.00% (zero %, 3/1/18), 3/1/42(STP)				34,000	42,245

Impax Laboratories, Inc. cv. sr. unsec. notes 2.00%, 6/15/22				78,000	77,220

Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. bonds 1.875%, 8/15/21 (Ireland)				160,000	164,600

Medicines Co. (The) cv. sr. unsec. unsub. notes 2.75%, 7/15/23				91,000	85,256

Neurocrine Biosciences, Inc. 144A cv. sr. unsec. notes 2.25%, 5/15/24				27,000	30,932

Nevro Corp. cv. sr. unsec. unsub. notes 1.75%, 6/1/21				39,000	45,191

Pacira Pharmaceuticals, Inc. (Delaware) 144A cv. sr. unsec. sub. notes 2.375%, 4/1/22				76,000	70,348

Sucampo Pharmaceuticals, Inc. cv. sr. unsec. notes 3.25%, 12/15/21				63,000	60,874

Teladoc, Inc. 144A cv. sr. unsec. notes 3.00%, 12/15/22				43,000	46,252

Wright Medical Group, Inc. cv. sr. unsec. notes 2.00%, 2/15/20				60,000	64,950

					811,367
Technology (0.5%)

Carbonite, Inc. 144A cv. sr. unsec. unsub. notes 2.50%, 4/1/22				33,000	38,156

Citrix Systems, Inc. cv. sr. unsec. notes 0.50%, 4/15/19				36,000	44,145

Cypress Semiconductor Corp. cv. sr. unsec. notes 4.50%, 1/15/22				60,000	80,700

Electronics For Imaging, Inc. cv. sr. unsec. unsub. bonds 0.75%, 9/1/19				76,000	74,100

Finisar Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/15/36				70,000	66,850

HubSpot, Inc. 144A cv. sr. unsec. notes 0.25%, 6/1/22				62,000	69,905

Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21				62,000	64,519

Integrated Device Technology, Inc. cv. sr. unsec. unsub. notes 0.875%, 11/15/22				76,000	87,495

Intel Corp. cv. jr. unsec. sub. notes 3.25%, 8/1/39				89,000	193,575

J2 Cloud Services, LLC cv. sr. unsec. notes 3.25%, 6/15/29				70,000	86,538

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18				15,000	49,997

Microchip Technology, Inc. 144A cv. sr. unsec. sub. notes 1.625%, 2/15/27				237,000	298,472

Micron Technology, Inc. cv. sr. unsec. bonds 3.00%, 11/15/43				101,000	156,550

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1.625%, 2/15/33				29,000	117,287

Nice Systems, Inc. 144A cv. company guaranty sr. unsec. notes 1.25%, 1/15/24				74,000	85,146

Novellus Systems, Inc. cv. company guaranty sr. unsec. notes 2.625%, 5/15/41				39,000	241,727

NXP Semiconductors NV cv. sr. unsec. bonds 1.00%, 12/1/19				51,000	62,826

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20				98,000	126,359

OSI Systems, Inc. 144A cv. sr. unsec. unsub. notes 1.25%, 9/1/22				82,000	86,100

Proofpoint, Inc. cv. sr. unsec. unsub. notes 0.75%, 6/15/20				75,000	96,609

RealPage, Inc. 144A cv. sr. unsec. notes 1.50%, 11/15/22				86,000	105,511

Red Hat, Inc. cv. sr. unsec. unsub. bonds 0.25%, 10/1/19				59,000	97,829

salesforce.com, Inc. cv. sr. unsec. unsub. notes 0.25%, 4/1/18				69,000	106,001

ServiceNow, Inc. cv. sr. unsec. unsub. bonds zero %, 11/1/18				46,000	78,775

Teradyne, Inc. 144A cv. sr. unsec. notes 1.25%, 12/15/23				69,000	99,576

TTM Technologies, Inc. cv. sr. unsec. notes 1.75%, 12/15/20				41,000	70,751

Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21				74,000	68,219

Workday, Inc. 144A cv. sr. unsec. notes 0.25%, 10/1/22				44,000	44,468

					2,798,186
Transportation (—%)

Air Transport Services Group, Inc. 144A cv. sr. unsec. notes 1.125%, 10/15/24				74,000	77,376

Scorpio Tankers, Inc. 144A cv. sr. unsec. sub. notes 2.375%, 7/1/19				43,000	38,431

					115,807

Total convertible bonds and notes (cost $5,946,582)					$6,387,176

COMMON STOCKS (0.1%)(a)
				Shares	Value

Caesars Entertainment Corp.(NON)				8,988	$116,395

CHC Group, LLC (acquired 3/23/17, cost $23,780) (Cayman Islands)(RES)(NON)				1,640	11,480

Halcon Resources Corp.(NON)				24,782	163,066

Milagro Oil & Gas, Inc. (Units)(F)				169	13,689

Nine Point Energy				1,254	17,255

SandRidge Energy, Inc.(NON)				8,217	154,233

Tervita Corp. Class A (Canada)				449	3,306

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)				21,073	22,127

Tribune Media Co. Class 1C(F)				92,963	23,241

Total common stocks (cost $697,590)					$524,792

PREFERRED STOCKS (0.1%)(a)
				Shares	Value

GMAC Capital Trust I Ser. 2, $0.00 cum. ARP				16,265	$427,119

Total preferred stocks (cost $412,195)					$427,119

CONVERTIBLE PREFERRED STOCKS (0.0%)(a)
				Shares	Value

Nine Point Energy 6.75% cv. pfd.				32	$33,124

Total convertible preferred stocks (cost $32,000)					$33,124

WARRANTS (0.0%)(a)(NON)
		Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.		9/9/20	$14.04	6,732	$2,693

Total warrants (cost $—)					$2,693

SHORT-TERM INVESTMENTS (11.4%)(a)
				Principal amount/shares	Value

Putnam Short Term Investment Fund 1.22%(AFF)			Shares	18,879,189	$18,879,189

U.S. Treasury Bills 1.022%, 1/18/18(SEGSF)(SEGCCS)				$902,000	899,880

U.S. Treasury Bills 1.033%, 12/14/17(SEG)(SEGSF)(SEGCCS)				9,453,000	9,442,062

U.S. Treasury Bills 1.036%, 12/7/17(SEG)(SEGSF)(SEGCCS)				8,954,000	8,945,180

U.S. Treasury Bills 1.058%, 1/11/18(SEGSF)(SEGCCS)				3,271,000	3,264,275

U.S. Treasury Bills 1.064%, 2/1/18(SEGSF)(SEGCCS)				13,312,000	13,273,388

U.S. Treasury Bills 1.073%, 1/25/18(SEGSF)(SEGCCS)				5,614,000	5,599,552

U.S. Treasury Bills 1.081%, 2/15/18(SEG)(SEGSF)(SEGCCS)				875,000	872,113

U.S. Treasury Bills 1.117%, 2/8/18(SEGSF)(SEGCCS)				6,947,000	6,925,603

Total short-term investments (cost $68,104,685)					$68,101,242

TOTAL INVESTMENTS

Total investments (cost $934,226,754)					$934,052,137

FORWARD CURRENCY CONTRACTS at 10/31/17 (aggregate face value $219,868,029) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ depreciation

Bank of America N.A.
	Australian Dollar	Buy	1/17/18	$25,315	$89,747	$(64,432)
	British Pound	Buy	12/20/17	3,021,793	2,996,822	24,971
	Euro	Sell	12/20/17	8,887,481	8,986,784	99,303
	Norwegian Krone	Buy	12/20/17	5,221,995	5,416,336	(194,341)
	Russian Ruble	Buy	12/20/17	6,035,166	5,969,212	65,954
Barclays Bank PLC
	Australian Dollar	Buy	1/17/18	2,907,321	2,993,961	(86,640)
	British Pound	Sell	12/20/17	756,579	739,258	(17,321)
	Euro	Sell	12/20/17	8,927,778	9,082,959	155,181
	Japanese Yen	Sell	11/15/17	2,968,017	2,989,472	21,455
	Swedish Krona	Sell	12/20/17	2,999,538	2,997,133	(2,405)
Citibank, N.A.
	Brazilian Real	Sell	1/3/18	576,270	558,025	(18,245)
	British Pound	Buy	12/20/17	97,232	177,964	(80,732)
	Canadian Dollar	Buy	1/17/18	80,757	82,859	(2,102)
	Euro	Sell	12/20/17	85,735	97,718	11,983
	New Zealand Dollar	Sell	1/17/18	2,917,071	2,967,543	50,472
	Norwegian Krone	Buy	12/20/17	4,140,839	4,340,131	(199,292)
	Russian Ruble	Buy	12/20/17	3,012,175	2,984,370	27,805
	Swedish Krona	Sell	12/20/17	112,773	201,716	88,943
Credit Suisse International
	Australian Dollar	Buy	1/17/18	2,959,788	3,023,998	(64,210)
	Canadian Dollar	Buy	1/17/18	64,311	65,580	(1,269)
	Euro	Buy	12/20/17	1,762,825	1,823,081	(60,256)
	Japanese Yen	Sell	11/15/17	5,870,703	6,032,079	161,376
	Swedish Krona	Sell	12/20/17	2,857,077	2,940,759	83,682
Goldman Sachs International
	Australian Dollar	Buy	1/17/18	97,668	99,775	(2,107)
	Brazilian Real	Sell	1/3/18	1,560,599	1,460,979	(99,620)
	British Pound	Sell	12/20/17	3,005,832	3,007,651	1,819
	Euro	Sell	12/20/17	5,839,797	5,871,717	31,920
	Hungarian Forint	Buy	12/20/17	59,101	53,702	5,399
	Indonesian Rupiah	Buy	11/15/17	2,931,354	2,955,623	(24,269)
	Indonesian Rupiah	Sell	11/15/17	2,931,354	2,958,470	27,116
	Japanese Yen	Sell	11/15/17	48,892	50,547	1,655
	New Zealand Dollar	Sell	1/17/18	2,870,667	2,946,747	76,080
	Norwegian Krone	Buy	12/20/17	5,868,666	6,033,049	(164,383)
	South African Rand	Buy	1/17/18	514,652	513,745	907
	Swedish Krona	Buy	12/20/17	362,747	312,350	50,397
	Swiss Franc	Sell	12/20/17	70,096	72,654	2,558
	Turkish Lira	Buy	12/20/17	1,235,376	1,677,611	(442,235)
HSBC Bank USA, National Association
	British Pound	Sell	12/20/17	288,373	282,460	(5,913)
	Canadian Dollar	Sell	1/17/18	2,936,658	2,952,354	15,696
	Euro	Sell	12/20/17	5,825,430	5,932,847	107,417
	Japanese Yen	Sell	11/15/17	2,837,569	2,963,459	125,890
	Mexican Peso	Sell	1/17/18	1,962,636	2,053,457	90,821
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	1/17/18	30,669	25,853	(4,816)
	British Pound	Sell	12/20/17	429,367	422,152	(7,215)
	Euro	Sell	12/20/17	7,497,147	7,632,022	134,875
	Indonesian Rupiah	Buy	11/15/17	2,931,354	2,951,678	(20,324)
	Indonesian Rupiah	Sell	11/15/17	2,931,354	2,958,915	27,561
	Japanese Yen	Sell	11/15/17	2,912,164	2,999,824	87,660
	New Zealand Dollar	Buy	1/17/18	1,854,093	1,952,856	(98,763)
	Norwegian Krone	Buy	12/20/17	5,754,385	5,952,074	(197,689)
	Swedish Krona	Sell	12/20/17	2,765,988	2,822,053	56,065
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/17/18	2,023,339	2,087,521	(64,182)
	Canadian Dollar	Sell	1/17/18	235,522	243,695	8,173
	Euro	Sell	12/20/17	32,004	11,641	(20,363)
	Japanese Yen	Sell	11/15/17	2,853,513	2,949,815	96,302
	New Zealand Dollar	Buy	1/17/18	2,597	24,968	(22,371)
	Norwegian Krone	Buy	12/20/17	3,985,886	4,106,304	(120,418)
	Swedish Krona	Sell	12/20/17	2,810,328	2,966,933	156,605
	Turkish Lira	Sell	12/20/17	715,031	497,345	(217,686)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/17/18	9,135,119	9,298,923	(163,804)
	British Pound	Sell	12/20/17	2,963,799	3,029,869	66,070
	Euro	Buy	12/20/17	2,745,041	2,810,923	(65,882)
	New Zealand Dollar	Buy	1/17/18	2,821,052	3,012,646	(191,594)
	Norwegian Krone	Buy	12/20/17	7,085,126	7,434,131	(349,005)
	Swedish Krona	Sell	12/20/17	104,410	167,328	62,918
UBS AG
	Australian Dollar	Buy	1/17/18	2,923,764	2,975,557	(51,793)
	British Pound	Sell	12/20/17	5,276,765	5,165,525	(111,240)
	Canadian Dollar	Buy	1/17/18	2,988,402	3,085,561	(97,159)
	Euro	Sell	12/20/17	5,846,455	5,982,845	136,390
	Japanese Yen	Sell	11/15/17	8,807,826	8,990,119	182,293
	New Zealand Dollar	Sell	1/17/18	2,974,819	2,986,150	11,331
	Norwegian Krone	Buy	12/20/17	5,457,888	5,698,472	(240,584)
	Swedish Krona	Buy	12/20/17	75,502	20,918	54,584
WestPac Banking Corp.
	Australian Dollar	Sell	1/17/18	2,836,345	2,915,069	78,724
	Euro	Sell	12/20/17	2,952,487	2,978,657	26,170
	Japanese Yen	Sell	11/15/17	2,853,791	2,952,983	99,192

Unrealized appreciation						2,613,713
Unrealized depreciation						(3,574,660)

Total						$(960,947)
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 10/31/17 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ depreciation

Euro-OAT 10 yr (Short)	32	$5,869,353	$5,869,350	Dec-17	$(62,261)

Unrealized appreciation					—
Unrealized depreciation					(62,261)

Total					$(62,261)

WRITTEN SWAP OPTIONS OUTSTANDING at 10/31/17 (premiums $18,707,077) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/Contract amount	Value

Bank of America N.A.

2.506/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.506		$54,302,600	$3,258
(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625		61,090,400	133,788
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625		61,090,400	181,438
(2.296)/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.296		73,366,800	183,417
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325		135,756,500	283,731
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325		135,756,500	551,171
Citibank, N.A.

(1.755)/3 month USD-LIBOR-BBA/Nov-18	Nov-17/1.755		108,605,200	109
(1.642)/3 month USD-LIBOR-BBA/Dec-19	Dec-17/1.642		54,302,600	2,715
(2.212)/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.212		58,693,400	2,935
1.291/6 month EUR-EURIBOR-Reuters/Jul-23	Jul-18/1.291	EUR	14,798,000	6,033
(2.00)/3 month USD-LIBOR-BBA/Dec-18	Dec-17/2.00		$81,453,900	13,847
(2.257)/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.257		27,151,400	55,117
2.39/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.39		58,693,400	58,693
(2.05)/3 month USD-LIBOR-BBA/Mar-19	Mar-18/2.05		81,453,000	65,977
2.398/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.398		40,727,000	81,047
(2.337)/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.337		44,062,800	102,666
2.337/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.337		44,062,800	148,492
2.3635/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.3635		54,302,600	219,383
1.642/3 month USD-LIBOR-BBA/Dec-19	Dec-17/1.642		54,302,600	229,700
2.37/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.37		58,693,400	243,578
2.257/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.257		27,151,400	300,294
(2.37)/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.37		58,693,400	325,748
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208		27,151,300	515,060
Credit Suisse International

(2.32)/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.32		108,605,300	56,475
2.4155/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.4155		40,727,000	125,032
2.295/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.295		81,453,900	426,818
Goldman Sachs International

0.393/6 month EUR-EURIBOR-Reuters/Nov-22	Nov-17/0.393	EUR	37,228,400	43
2.5525/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.5525		$44,063,000	44
(1.495)/3 month USD-LIBOR-BBA/Nov-18	Nov-17/1.495		108,605,200	109
(0.7685)/3 month GBP-LIBOR-BBA/Nov-22	Nov-17/0.7685	GBP	27,921,300	371
2.6025/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.6025		$58,693,400	20,543
(0.217)/6 month EUR-EURIBOR-Reuters/Nov-22	Nov-17/0.217	EUR	37,228,400	47,268
(2.31)/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.31		$58,693,400	127,952
1.495/3 month USD-LIBOR-BBA/Nov-18	Nov-17/1.495		108,605,200	208,522
(2.293)/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.293		73,366,800	217,166
(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025		108,605,200	231,329
(2.46)/3 month USD-LIBOR-BBA/Mar-38	Mar-18/2.46		14,661,700	244,704
2.31/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.31		58,693,400	346,291
0.9135/3 month GBP-LIBOR-BBA/Nov-22	Nov-17/0.9135	GBP	27,921,300	367,499
(1.6975)/3 month GBP-LIBOR-BBA/Oct-38	Oct-18/1.6975	GBP	18,614,000	1,104,340
JPMorgan Chase Bank N.A.

2.6525/3 month USD-LIBOR-BBA/Dec-27	Dec-17/2.6525		$58,693,400	21,130
(2.3205)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.3205		8,743,000	61,551
2.4115/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.4115		8,743,000	66,797
(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		61,090,400	130,123
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		61,090,400	185,104
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		135,756,500	275,586
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		135,756,500	560,674
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00		26,070,000	602,217
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	18,614,000	1,277,533

Total				$10,413,418

WRITTEN OPTIONS OUTSTANDING at 10/31/17 (premiums $1,783,066) (Unaudited)

	Expiration date/ strike price	Notional amount	Contract amount	Value

Bank of America N.A.
USD/CNH (Put)	Dec-17/CNH 6.40	$29,644,100	$29,644,100	$1,927
USD/JPY (Call)	Jan-18/JPY 118.00	23,991,700	23,991,700	63,890
JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Nov-17/$96.75	31,000,000	31,000,000	103,571
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Nov-17/100.24	142,000,000	142,000,000	410,522
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/99.96	31,000,000	31,000,000	151,776
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/99.86	31,000,000	31,000,000	137,981
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/99.77	31,000,000	31,000,000	125,116
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/99.40	31,000,000	31,000,000	83,080
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/99.30	31,000,000	31,000,000	74,524
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/99.21	31,000,000	31,000,000	66,712
USD/JPY (Put)	Jan-18/JPY 103.00	59,935,800	59,935,800	25,892

Total				$1,244,991

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 10/31/17 (Unaudited)

Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)

Bank of America N.A.

(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	$13,575,700	$(530,810)	$1,358
(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	13,575,700	(271,514)	(679)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	8,145,400	(874,001)	(35,270)
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	8,145,400	(287,125)	(43,171)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	13,575,700	(530,810)	(50,773)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	8,145,400	(874,001)	(57,832)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	13,575,700	(271,514)	(77,789)
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	8,145,400	(287,125)	(143,848)
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	8,145,400	735,937	293,886
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	8,145,400	735,937	169,017
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	13,575,700	521,986	139,422
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	13,575,700	521,986	10,725
Barclays Bank PLC

(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	13,575,700	(271,514)	(1,358)
2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	8,145,400	(113,628)	(10,182)
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	8,145,400	(113,628)	(67,770)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	13,575,700	(271,514)	(77,246)
Citibank, N.A.

2.206/3 month USD-LIBOR-BBA/Nov-27 (Purchased)	Nov-17/2.206	27,151,300	(40,727)	(543)
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	13,575,700	(530,810)	(679)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	13,575,700	(530,810)	(48,873)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	13,575,700	522,664	136,300
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	13,575,700	519,949	13,304
2.507/3 month USD-LIBOR-BBA/Nov-27 (Written)	Nov-17/2.507	27,151,300	40,727	(1,086)
Credit Suisse International

(2.18)/3 month USD-LIBOR-BBA/Nov-27 (Written)	Nov-17/2.18	27,151,300	1,358	1,358
Goldman Sachs International

2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,629,100	(205,674)	(1,466)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,629,100	(205,674)	(12,968)
JPMorgan Chase Bank N.A.

2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	8,145,400	(1,137,301)	(37,958)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	8,145,400	(1,137,301)	(252,019)
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	8,145,400	773,406	352,859
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	8,145,400	773,406	95,138
Morgan Stanley & Co. International PLC

1.85125/3 month USD-LIBOR-BBA/Apr-19 (Purchased)	Apr-18/1.85125	81,453,900	(85,527)	(11,400)
(2.01)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-18/2.01	81,453,900	85,527	(81)

Unrealized appreciation				1,213,367
Unrealized depreciation				(932,991)

Total				$280,376

TBA SALE COMMITMENTS OUTSTANDING at 10/31/17 (proceeds receivable $211,801,211) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal National Mortgage Association, 4.50%, 11/1/47	$9,000,000	12/13/17	$9,622,265
Federal National Mortgage Association, 4.00%, 11/1/47	5,000,000	11/13/17	5,247,656
Federal National Mortgage Association, 3.50%, 11/1/47	101,000,000	11/13/17	103,816,951
Federal National Mortgage Association, 3.00%, 12/1/47	46,000,000	12/13/17	45,955,076
Federal National Mortgage Association, 3.00%, 11/1/47	47,000,000	11/13/17	47,029,375

Total			$211,671,323

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/17 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$27,151,300	$401,296		$(180,753)	10/31/27	2.18% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	$221,584
		81,453,900	355,139		264,134	10/31/27	3 month USD-LIBOR-BBA — Quarterly	2.295% — Semiannually	(94,128)
		27,151,300	346,451		(54,500)	10/3/27	2.201% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	274,646
		27,151,300	228,071		(46,354)	10/3/27	2.2495% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	163,387
		27,151,300	250,063		(46,354)	10/3/27	2.2405% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	185,570
		41,165,000	943,913		(266,499)	10/31/27	2.09% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	678,992
		123,495,000	1,489,350		350,378	10/31/27	3 month USD-LIBOR-BBA — Quarterly	2.21% — Semiannually	(1,143,706)
		82,330,000	41,988		(85,672)	10/31/27	2.34875% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	(124,504)
		10,181,700	154,456		(62,780)	10/18/27	2.176% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	89,037
		85,749,000	452,755	(E)	(213,847)	12/20/22	2.00% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	238,907
		14,353,000	86,118	(E)	150,296	12/20/27	3 month USD-LIBOR-BBA — Quarterly	2.30% — Semiannually	64,178
		40,727,000	343,329		(260,948)	10/31/27	2.25% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	83,941
		122,180,900	241,918		292,347	10/31/27	3 month USD-LIBOR-BBA — Quarterly	2.365% — Semiannually	529,581
		20,363,500	211,373		(120,673)	10/25/27	2.23% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	88,546
		61,090,450	30,545		131,783	10/25/27	3 month USD-LIBOR-BBA — Quarterly	2.33925% — Semiannually	108,813
		410,388,400	529,401	(E)	(16,799)	12/20/19	1.80% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	512,602
		98,841,300	286,640	(E)	50,448	12/20/22	2.05% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	337,088
		129,245,900	1,359,667	(E)	(627,846)	12/20/27	2.25% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	731,821
		7,235,000	151,067	(E)	74,951	12/20/47	3 month USD-LIBOR-BBA — Quarterly	2.50% — Semiannually	(76,116)
		8,785,000	39,093		(64)	10/2/27	2.2935% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	32,556
		42,683,000	153,232		264,325	11/1/27	3 month USD-LIBOR-BBA — Quarterly	2.306% — Semiannually	111,093
		24,472,000	97,399		(200)	10/17/27	2.30% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	89,109
		6,516,300	24,566		(53)	11/1/27	2.304% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	24,513
		42,683,000	169,878		170,422	10/17/27	2.30% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	326,191
		10,317,500	44,056		(75)	10/4/27	2.2955% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	36,935
		25,902,000	102,054		(188)	10/10/27	2.30% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	88,488
		14,567,500	49,092		(106)	10/5/27	2.3057% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	39,396
		14,567,500	51,715		(106)	10/5/27	2.30369% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	42,039
		29,346,700	125,604	(E)	(239)	11/7/27	2.301% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	125,364
		9,516,000	61,378		(69)	10/6/27	3 month USD-LIBOR-BBA — Quarterly	2.2715% — Semiannually	(55,692)
		7,774,000	35,216		(56)	10/10/27	3 month USD-LIBOR-BBA — Quarterly	2.2935% — Semiannually	(31,287)
		20,943,500	92,151		(152)	10/10/27	3 month USD-LIBOR-BBA — Quarterly	2.2949% — Semiannually	(81,549)
		13,281,000	38,249		(96)	10/10/27	2.31178% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	31,202
		20,943,500	102,204		(152)	10/10/27	3 month USD-LIBOR-BBA — Quarterly	2.28962% — Semiannually	(91,666)
		15,503,600	26,976		(113)	10/10/27	2.3245% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	18,635
		15,503,600	29,147		(113)	10/10/27	2.32295% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	20,819
		11,351,000	1,930		(82)	10/10/27	2.34566% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	(8,177)
		11,351,000	13,508		(82)	10/10/27	2.357% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	(19,830)
		21,178,000	29,649	(E)	(173)	11/8/27	2.364% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	(29,822)
		7,343,800	16,009		(53)	10/17/27	2.32% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	13,472
		17,919,900	51,072		(130)	10/18/27	3 month USD-LIBOR-BBA — Quarterly	2.3125% — Semiannually	(45,673)
		7,372,300	40,990		(54)	10/17/27	3 month USD-LIBOR-BBA — Quarterly	2.2825% — Semiannually	(38,657)
		6,787,800	63,737		(49)	10/18/27	2.24% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	61,771
		29,866,400	212,947	(E)	(244)	11/20/27	2.275% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	212,704
		13,107,000	102,366		(95)	10/18/27	3 month USD-LIBOR-BBA — Quarterly	2.2576% — Semiannually	(98,676)
		13,107,000	96,468		(95)	10/18/27	3 month USD-LIBOR-BBA — Quarterly	2.26256% — Semiannually	(92,755)
		13,107,000	99,089		(95)	10/18/27	3 month USD-LIBOR-BBA — Quarterly	2.6031% — Semiannually	(95,387)
		13,107,000	85,327		(95)	10/18/27	3 month USD-LIBOR-BBA — Quarterly	2.27191% — Semiannually	(81,570)
		13,107,000	87,817		(95)	10/18/27	3 month USD-LIBOR-BBA — Quarterly	2.26987% — Semiannually	(84,070)
		108,605,300	261,739	(E)	(788)	11/3/27	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	(262,527)
		10,181,750	105,992		(86,415)	10/27/27	2.23% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	18,998
		30,545,225	25,658		44,089	10/27/27	3 month USD-LIBOR-BBA — Quarterly	2.35425% — Semiannually	71,906
		11,474,000	43,257		(83)	10/23/27	2.303% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	41,210
		19,656,000	19,263		(143)	10/24/27	2.35552% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	(22,447)
		12,523,500	1,127		(91)	10/25/27	2.3457% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	(2,784)
		12,523,500	2,630		(91)	10/25/27	2.34705% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	(4,290)
		7,340,000	22,240		(53)	10/26/27	2.3784% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	(23,041)
		13,032,600	38,967		(95)	10/27/27	3 month USD-LIBOR-BBA — Quarterly	2.378% — Semiannually	39,828
		5,230,000	19,456		(38)	10/26/27	2.386% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	(20,032)
		3,976,000	20,715		(29)	10/26/27	2.4025% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	(21,162)
		9,449,000	65,576		(69)	10/27/27	2.42166% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	(66,383)
		9,449,000	69,545		(69)	10/27/27	2.4264% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	(70,357)
		12,409,000	106,097		(90)	10/27/27	2.4395% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	(107,182)
		25,825,100	217,964	(E)	(211)	11/29/27	2.45% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	(218,175)
		17,608,000	130,475	(E)	(144)	12/6/27	2.4425% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	(130,619)
		10,543,000	49,025	(E)	(76)	10/27/27	3 month USD-LIBOR-BBA — Quarterly	2.74875% — Semiannually	48,949
		11,050,000	58,897		(80)	10/30/27	2.4026% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	(58,868)
		11,050,000	59,670		(80)	10/30/27	2.40336% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	(59,642)
		2,878,000	22,132		(21)	10/31/27	2.428% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	(22,042)
		13,489,100	57,329		(98)	10/31/27	2.38997% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	(56,909)
		13,489,100	54,766		(98)	10/31/27	2.38792% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	(54,347)
		13,489,100	58,678		(98)	10/31/27	2.39108% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	(58,258)
		13,140,000	26,411		(95)	11/1/27	2.36789% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	(26,507)
		13,140,000	22,075		(95)	11/1/27	2.36421% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	(22,171)
		13,140,000	23,521		(95)	11/1/27	2.3654% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	(23,616)
		4,452,800	2,405	(E)	(32)	11/6/27	3 month USD-LIBOR-BBA — Quarterly	2.342% — Semiannually	(2,437)
		9,231,400	3,231	(E)	(75)	12/4/27	2.356% — Semiannually	3 month USD-LIBOR-BAA — Quarterly	3,156
	AUD	37,519,000	250,109	(E)	(62,240)	12/20/22	2.65% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(312,349)
	AUD	12,243,000	107,663	(E)	(49,226)	12/20/27	6 month AUD-BBR-BBSW — Semiannually	3.00% — Semiannually	58,437
	BRL	20,713,797	19,294		(57)	1/2/23	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	16,469
	BRL	9,376,696	346,786		(24)	1/2/23	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(346,810)
	BRL	10,385,863	158,498		(27)	1/2/23	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	157,258
	BRL	39,759,436	260,850		(48)	1/2/19	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(256,253)
	BRL	10,522,963	27,394		(42)	1/2/23	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate— At maturity	(26,265)
	BRL	17,500,724	55,959		(54)	1/4/21	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	(56,013)
	BRL	46,136,402	3,230		(2)	1/2/19	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	7,714
	CAD	27,228,000	210,631	(E)	(52,359)	12/20/22	3 month CAD-BA-CDOR — Semiannually	2.25% — Semiannually	158,273
	CAD	6,686,000	86,704	(E)	65,631	12/20/27	2.50% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(21,072)
	CHF	4,593,000	10,128	(E)	(27,522)	12/20/27	0.25% — Annually	6 month CHF-LIBOR-BAA — Semiannually	(17,393)
	CHF	68,052,000	171,895	(E)	(310,399)	12/20/22	—	0.25% plus 6 month CHF-LIBOR-BAA — Semiannually	(138,504)
	CHF	21,046,000	13,501		(49)	9/29/19	—	0.528% plus 6 month CHF-LIBOR-BAA — Semiannually	(16,245)
	CHF	21,046,000	13,923		(49)	10/2/19	—	0.526% plus 6 month CHF-LIBOR-BAA — Semiannually	(16,483)
	CHF	43,846,000	24,612		(102)	10/6/19	—	0.53% plus 6 month CHF-LIBOR-BAA — Semiannually	(29,191)
	CZK	37,540,000	61,024		(22)	7/13/27	1.35% — Annually	6 month CZK-PRIBOR-PRBO — Semiannually	55,912
	EUR	8,503,000	9,905	(E)	(34)	2/18/20	—	0.124% plus 1 Day Euribor rate — Annually	(9,939)
	EUR	8,503,000	11,886	(E)	(34)	2/18/20	—	0.104% plus 1 Day Euribor rate — Annually	(11,919)
	EUR	27,506,000	128,802		(241)	4/26/22	0.21% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(164,727)
	EUR	27,544,000	125,130		(242)	5/4/22	0.21% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(198,097)
	EUR	53,447,000	226,618	(E)	86,840	12/20/22	0.30% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(139,778)
	EUR	51,115,000	777,609	(E)	(389,417)	12/20/27	6 month EUR-EURIBOR-REUTERS — Semiannually	1.00% — Annually	388,192
	EUR	7,933,000	50,177	(E)	(67)	10/27/27	1.61375% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(50,245)
	GBP	3,856,000	81,788	(E)	(72)	1/19/32	1.912% — Semiannually	6 month GBP-LIBOR-BAA — Semiannually	(81,860)
	GBP	17,538,000	23,293		(54)	9/15/19	6 month GBP-LIBOR-BBA — Semiannually	0.766% — Semiannually	(14,491)
	GBP	36,884,000	196,440	(E)	(212,866)	12/20/22	1.05% — Semiannually	6 month GBP-LIBOR-BAA — Semiannually	(16,425)
	GBP	7,066,000	4,505	(E)	(29,945)	12/20/27	1.40% — Semiannually	6 month GBP-LIBOR-BAA — Semiannually	(34,451)
	GBP	3,508,000	39,556	(E)	(43)	9/22/32	1.863% — Semiannually	6 month GBP-LIBOR-BAA — Semiannually	(39,599)
	GBP	17,538,000	20,265	(E)	21,775	12/20/19	6 month GBP-LIBOR-BBA — Semiannually	0.85% — Semiannually	1,510
	MXN	84,723,000	340,717		—	1/1/26	1 month MXN-TIIE-BANXICO — 28 Days	6.16% — 28 Days	(342,687)
	MXN	90,430,000	212,022		—	10/6/21	1 month MXN-TIIE-BANXICO — 28 Days	5.93% — 28 Days	(216,048)
	MXN	21,470,000	53,665		(14)	12/24/26	8.12% — 28 Days	1 month MXN-TIIE-BANXICO — 28 Days	(54,142)
	MXN	25,900,000	72,222		(17)	1/7/27	8.20% — 28 Days	1 month MXN-TIIE-BANXICO — 28 Days	(72,422)
	NOK	51,094,000	30,964	(E)	(31,012)	12/20/27	6 month NOK-NIBOR-NIBR — Semiannually	2.00% — Annually	(48)
	NOK	291,293,000	357	(E)	(8,142)	12/20/22	1.50% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(8,498)
	NZD	37,241,000	273,443	(E)	(54,235)	12/20/27	3 month NZD-BBR-FRA — Quarterly	3.30% — Semiannually	219,207
	NZD	17,301,000	79,440	(E)	13,417	12/20/22	3 month NZD-BBR-FRA — Quarterly	2.80% — Semiannually	92,857
	SEK	221,914,000	116,104	(E)	(41,171)	12/20/22	0.50% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(157,275)
	SEK	73,662,000	48,570	(E)	16,005	12/20/27	3 month SEK-STIBOR-SIDE — Quarterly	1.25% — Annually	64,575
	ZAR	91,635,000	1,815		(15)	10/31/20	3 month ZAR-JIBAR-SAFEX — Quarterly	7.48% — Quarterly	(1,829)
	ZAR	35,250,000	2,024		(18)	10/31/27	8.365% — Quarterly	3 month ZAR-JIBAR-SAFEX — Quarterly	(2,040)

	Total				$(1,348,521)				$547,272

(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/17 (Unaudited)

Swap counterparty/ Notional amount	Value		Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Barclays Bank PLC
$145,837	$145,432		$—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$862
238,774	238,420		—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(40)
126,547	125,252		—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	258
168,675	168,425		—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(28)
17,973	17,734		—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(23)
308,403	308,667		—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	795
1,408,232	1,406,149		—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(237)
1,139,378	1,136,240		—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(1,411)
696,305	700,432		—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(5,592)
196,544	195,086		—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	645
118,316	117,438		—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	388
150,045	148,932		—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	493
266,062	262,523		—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(344)
38,179	37,671		—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(49)
542,157	537,363		—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(1,061)
210,595	209,485		—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	620
731,225	733,373		—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(8,898)
2,271,120	2,262,078		—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(5,150)
19,358,431	19,284,197		—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(41,111)
11,764,146	11,840,413		—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(103,062)

Citibank, N.A.
1,139,405	1,135,036		—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(2,420)
2,592,502	2,582,561		—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(5,506)
396,005	394,486		—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(841)

Credit Suisse International
864,167	860,854		—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(1,835)
865,268	870,878		—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(7,580)
313,683	311,357		—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	1,030
331,925	328,989		—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(650)
364,310	361,088		—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(713)
334,985	332,500		—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	1,100
187,916	188,468		—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,287
15,061	15,105		—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	183
14,698	14,743		—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	166
128,966	129,356		—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,454
247,881	246,575		—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	730
68,309	67,949		—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	201
39,076	38,870		—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	115
1,068,178	1,045,972		—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(12,595)
383,041	375,078		—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,516)
364,120	365,523		—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	4,469
654,553	656,475		—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(7,965)

Deutsche Bank AG
865,268	870,878		—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(7,580)

Goldman Sachs International
184,683	182,793		—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	377
83,703	82,590		—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(108)
361,845	360,840		—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,139
361,845	360,840		—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,139
548,061	551,614		—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(4,801)
205,891	207,225		—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,804)
88,662	87,755		—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	181
13,335	13,198		—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	27
214,211	213,741		—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,500
89,203	88,290		—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	182
178,397	176,571		—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	364
6,021	5,941		—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(8)
386,342	388,847		—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(3,385)
750,837	755,704		—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(6,578)
463,568	466,573		—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(4,061)
35,519	35,750		—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(311)
94,747	95,361		—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(830)
823,617	821,331		—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,870
712,768	710,790		—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,214
519,650	515,055		—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(1,017)
623,256	625,140		—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	7,025
493,697	495,190		—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	5,565
260,539	261,327		—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	2,937
380,099	372,198		—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,482)
424,371	422,134		—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,249)
1,331,491	1,303,811		—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(15,699)
464,458	463,693		—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(2,792)
1,154,440	1,157,831		—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(14,049)

JPMorgan Chase Bank N.A.
1,011,071	1,014,040		—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	12,304
586,633	588,356		—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	7,139
195,007	195,579		—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,373
544,532	546,131		—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	6,627
519,650	515,055		—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(1,017)

JPMorgan Securities LLC
620,850	619,101		—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,732
141,490	140,744		—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(416)
2,405,912	2,399,233		—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(14,225)
725,476	720,095		—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(2,382)
1,521,157	1,525,756		—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(17,151)

Upfront premium received			—			Unrealized appreciation	79,491
Upfront premium (paid)			—			Unrealized depreciation	(315,572)

		Total	$—			Total	$(236,081)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/17 (Unaudited)

Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

EUR	17,671,000	$104,670	$—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$104,670
EUR	17,671,000	199,665	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(199,665)
EUR	6,627,000	40,952	(86)	8/15/27	(1.42%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	40,866
EUR	6,627,000	95,335	(160)	8/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(95,495)
EUR	11,045,000	57,935	(142)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	57,792
EUR	11,045,000	148,471	(267)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(148,738)
EUR	8,836,000	31,403	(114)	9/15/27	(1.4475%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	31,289
EUR	8,836,000	82,547	(214)	9/15/37	1.735% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(82,761)
EUR	17,671,000	2,470	(126)	10/15/22	(1.3013%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(2,596)
EUR	8,836,000	4,055	(62)	10/15/22	(1.305%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(4,118)
	$7,142,000	36,638	—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	36,638
	7,142,000	34,424	—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(34,424)
	8,217,000	57,741	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	57,741
	8,217,000	68,941	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(68,941)

Total			$(1,171)				$(307,742)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 10/31/17 (Unaudited)

	Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$9,980	$146,000	$24,426	5/11/63	300 bp — Monthly	$(14,361)
	CMBX NA BBB-.6 Index	BBB-/P	19,586	325,000	54,373	5/11/63	300 bp — Monthly	(34,597)
	CMBX NA BBB-.6 Index	BBB-/P	40,127	650,000	108,745	5/11/63	300 bp — Monthly	(68,238)
	CMBX NA BBB-.6 Index	BBB-/P	38,247	671,000	112,258	5/11/63	300 bp — Monthly	(73,620)

	Citigroup Global Markets, Inc.
	CMBX NA BBB-.6 Index	BBB-/P	64,272	473,000	79,133	5/11/63	300 bp — Monthly	(14,585)

	Credit Suisse International
	CMBX NA BBB-.6 Index	BBB-/P	142,278	943,000	157,764	5/11/63	300 bp — Monthly	(14,935)
	CMBX NA BBB-.6 Index	BBB-/P	124,926	1,090,000	182,357	5/11/63	300 bp — Monthly	(56,795)
	CMBX NA BBB-.6 Index	BBB-/P	151,088	1,317,000	220,334	5/11/63	300 bp — Monthly	(68,478)
	CMBX NA BBB-.6 Index	BBB-/P	143,661	1,359,000	227,361	5/11/63	300 bp — Monthly	(82,907)
	CMBX NA BBB-.6 Index	BBB-/P	185,042	1,710,000	286,083	5/11/63	300 bp — Monthly	(100,044)
	CMBX NA BBB-.6 Index	BBB-/P	355,922	2,359,000	394,661	5/11/63	300 bp — Monthly	(37,362)
	CMBX NA BBB-.6 Index	BBB-/P	1,187,355	11,105,000	1,857,867	5/11/63	300 bp — Monthly	(664,034)
	CMBX NA BBB-.7 Index	BBB-/P	27,745	351,000	40,962	1/17/47	300 bp — Monthly	(13,012)
	CMBX NA BBB-.7 Index	BBB-/P	143,170	2,180,000	254,406	1/17/47	300 bp — Monthly	(109,964)
	CMBX NA BBB-.7 Index	BBB-/P	1,652,884	22,362,000	2,609,645	1/17/47	300 bp — Monthly	(943,717)

	Goldman Sachs International
	CMBX NA BBB-.6 Index	BBB-/P	17,848	206,000	34,464	5/11/63	300 bp — Monthly	(16,495)
	CMBX NA BBB-.6 Index	BBB-/P	24,541	223,000	37,308	5/11/63	300 bp — Monthly	(12,637)
	CMBX NA BBB-.6 Index	BBB-/P	17,962	227,000	37,977	5/11/63	300 bp — Monthly	(19,883)
	CMBX NA BBB-.6 Index	BBB-/P	27,421	245,000	40,989	5/11/63	300 bp — Monthly	(13,425)
	CMBX NA BBB-.6 Index	BBB-/P	24,979	296,000	49,521	5/11/63	300 bp — Monthly	(24,369)
	CMBX NA BBB-.6 Index	BBB-/P	58,232	389,000	65,080	5/11/63	300 bp — Monthly	(6,621)
	CMBX NA BBB-.6 Index	BBB-/P	57,641	392,000	65,582	5/11/63	300 bp — Monthly	(7,712)
	CMBX NA BBB-.6 Index	BBB-/P	44,904	403,000	67,422	5/11/63	300 bp — Monthly	(22,283)
	CMBX NA BBB-.6 Index	BBB-/P	34,559	417,000	69,764	5/11/63	300 bp — Monthly	(34,961)
	CMBX NA BBB-.6 Index	BBB-/P	45,228	418,000	69,931	5/11/63	300 bp — Monthly	(24,459)
	CMBX NA BBB-.6 Index	BBB-/P	45,403	418,000	69,931	5/11/63	300 bp — Monthly	(24,284)
	CMBX NA BBB-.6 Index	BBB-/P	37,046	439,000	73,445	5/11/63	300 bp — Monthly	(36,142)
	CMBX NA BBB-.6 Index	BBB-/P	30,861	453,000	75,787	5/11/63	300 bp — Monthly	(44,661)
	CMBX NA BBB-.6 Index	BBB-/P	51,553	462,000	77,293	5/11/63	300 bp — Monthly	(25,470)
	CMBX NA BBB-.6 Index	BBB-/P	51,553	462,000	77,293	5/11/63	300 bp — Monthly	(25,470)
	CMBX NA BBB-.6 Index	BBB-/P	73,722	531,000	88,836	5/11/63	300 bp — Monthly	(14,805)
	CMBX NA BBB-.6 Index	BBB-/P	48,875	566,000	94,692	5/11/63	300 bp — Monthly	(45,487)
	CMBX NA BBB-.6 Index	BBB-/P	86,808	576,000	96,365	5/11/63	300 bp — Monthly	(9,220)
	CMBX NA BBB-.6 Index	BBB-/P	31,103	638,000	106,737	5/11/63	300 bp — Monthly	(75,263)
	CMBX NA BBB-.6 Index	BBB-/P	31,646	638,000	106,737	5/11/63	300 bp — Monthly	(74,719)
	CMBX NA BBB-.6 Index	BBB-/P	34,009	652,000	109,080	5/11/63	300 bp — Monthly	(74,690)
	CMBX NA BBB-.6 Index	BBB-/P	84,497	694,000	116,106	5/11/63	300 bp — Monthly	(31,205)
	CMBX NA BBB-.6 Index	BBB-/P	76,544	707,000	118,281	5/11/63	300 bp — Monthly	(41,325)
	CMBX NA BBB-.6 Index	BBB-/P	69,759	928,000	155,254	5/11/63	300 bp — Monthly	(84,954)
	CMBX NA BBB-.6 Index	BBB-/P	134,739	961,000	160,775	5/11/63	300 bp — Monthly	(25,476)
	CMBX NA BBB-.6 Index	BBB-/P	124,015	1,131,000	189,216	5/11/63	300 bp — Monthly	(64,541)
	CMBX NA BBB-.6 Index	BBB-/P	124,607	1,193,000	199,589	5/11/63	300 bp — Monthly	(74,286)
	CMBX NA BBB-.6 Index	BBB-/P	155,880	1,414,000	236,562	5/11/63	300 bp — Monthly	(79,857)
	CMBX NA BBB-.6 Index	BBB-/P	184,707	1,551,000	259,482	5/11/63	300 bp — Monthly	(73,871)
	CMBX NA BBB-.6 Index	BBB-/P	93,617	1,935,000	323,726	5/11/63	300 bp — Monthly	(228,980)
	CMBX NA BBB-.7 Index	BBB-/P	104,272	1,496,000	174,583	1/17/47	300 bp — Monthly	(69,438)
	CMBX NA BBB-.7 Index	BBB-/P	260,919	3,530,000	411,951	1/17/47	300 bp — Monthly	(148,972)

	JPMorgan Securities LLC
	CMBX NA BBB-.6 Index	BBB-/P	15,040	132,000	22,084	5/11/63	300 bp — Monthly	(6,966)
	CMBX NA BBB-.6 Index	BBB-/P	20,772	139,000	23,255	5/11/63	300 bp — Monthly	(2,402)
	CMBX NA BBB-.6 Index	BBB-/P	36,031	323,000	54,038	5/11/63	300 bp — Monthly	(17,819)
	CMBX NA BBB-.6 Index	BBB-/P	36,027	329,000	55,042	5/11/63	300 bp — Monthly	(18,823)
	CMBX NA BBB-.6 Index	BBB-/P	52,122	357,000	59,726	5/11/63	300 bp — Monthly	(7,396)
	CMBX NA BBB-.6 Index	BBB-/P	58,890	379,000	63,407	5/11/63	300 bp — Monthly	(4,296)
	CMBX NA BBB-.6 Index	BBB-/P	35,499	417,000	69,764	5/11/63	300 bp — Monthly	(34,022)
	CMBX NA BBB-.6 Index	BBB-/P	56,672	432,000	72,274	5/11/63	300 bp — Monthly	(15,349)
	CMBX NA BBB-.6 Index	BBB-/P	58,915	456,000	76,289	5/11/63	300 bp — Monthly	(17,107)
	CMBX NA BBB-.6 Index	BBB-/P	60,399	464,000	77,627	5/11/63	300 bp — Monthly	(16,958)
	CMBX NA BBB-.6 Index	BBB-/P	60,080	480,000	80,304	5/11/63	300 bp — Monthly	(19,944)
	CMBX NA BBB-.6 Index	BBB-/P	81,912	555,000	92,852	5/11/63	300 bp — Monthly	(10,615)
	CMBX NA BBB-.6 Index	BBB-/P	75,904	613,000	102,555	5/11/63	300 bp — Monthly	(26,294)
	CMBX NA BBB-.6 Index	BBB-/P	71,792	646,000	108,076	5/11/63	300 bp — Monthly	(35,907)
	CMBX NA BBB-.6 Index	BBB-/P	71,979	646,000	108,076	5/11/63	300 bp — Monthly	(35,720)
	CMBX NA BBB-.6 Index	BBB-/P	79,783	703,000	117,612	5/11/63	300 bp — Monthly	(37,419)
	CMBX NA BBB-.6 Index	BBB-/P	78,962	704,000	117,779	5/11/63	300 bp — Monthly	(38,407)
	CMBX NA BBB-.6 Index	BBB-/P	77,653	707,000	118,281	5/11/63	300 bp — Monthly	(40,215)
	CMBX NA BBB-.6 Index	BBB-/P	102,206	725,000	121,293	5/11/63	300 bp — Monthly	(18,663)
	CMBX NA BBB-.6 Index	BBB-/P	83,232	732,000	122,464	5/11/63	300 bp — Monthly	(38,805)
	CMBX NA BBB-.6 Index	BBB-/P	89,585	733,000	122,631	5/11/63	300 bp — Monthly	(32,619)
	CMBX NA BBB-.6 Index	BBB-/P	89,585	733,000	122,631	5/11/63	300 bp — Monthly	(32,619)
	CMBX NA BBB-.6 Index	BBB-/P	79,991	815,000	136,350	5/11/63	300 bp — Monthly	(55,883)
	CMBX NA BBB-.6 Index	BBB-/P	98,087	830,000	138,859	5/11/63	300 bp — Monthly	(40,288)
	CMBX NA BBB-.6 Index	BBB-/P	104,739	857,000	143,376	5/11/63	300 bp — Monthly	(38,137)
	CMBX NA BBB-.6 Index	BBB-/P	99,018	892,000	149,232	5/11/63	300 bp — Monthly	(49,693)
	CMBX NA BBB-.6 Index	BBB-/P	105,395	899,000	150,403	5/11/63	300 bp — Monthly	(44,483)
	CMBX NA BBB-.6 Index	BBB-/P	121,754	927,000	155,087	5/11/63	300 bp — Monthly	(32,792)
	CMBX NA BBB-.6 Index	BBB-/P	156,038	1,029,000	172,152	5/11/63	300 bp — Monthly	(15,514)
	CMBX NA BBB-.6 Index	BBB-/P	110,130	1,047,000	175,163	5/11/63	300 bp — Monthly	(64,423)
	CMBX NA BBB-.6 Index	BBB-/P	116,769	1,061,000	177,505	5/11/63	300 bp — Monthly	(60,117)
	CMBX NA BBB-.6 Index	BBB-/P	125,112	1,193,000	199,589	5/11/63	300 bp — Monthly	(73,781)
	CMBX NA BBB-.6 Index	BBB-/P	142,215	1,291,000	215,984	5/11/63	300 bp — Monthly	(73,016)
	CMBX NA BBB-.6 Index	BBB-/P	195,139	1,768,000	295,786	5/11/63	300 bp — Monthly	(99,616)
	CMBX NA BBB-.6 Index	BBB-/P	188,751	1,794,000	300,136	5/11/63	300 bp — Monthly	(110,339)
	CMBX NA BBB-.6 Index	BBB-/P	227,587	1,838,000	307,497	5/11/63	300 bp — Monthly	(78,838)
	CMBX NA BBB-.6 Index	BBB-/P	265,627	1,917,000	320,714	5/11/63	300 bp — Monthly	(53,968)
	CMBX NA BBB-.6 Index	BBB-/P	312,079	2,063,000	345,140	5/11/63	300 bp — Monthly	(31,857)
	CMBX NA BBB-.6 Index	BBB-/P	525,740	5,013,000	838,675	5/11/63	300 bp — Monthly	(310,011)
	CMBX NA BBB-.6 Index	BBB-/P	563,900	5,381,000	900,241	5/11/63	300 bp — Monthly	(333,202)
	CMBX NA BBB-.6 Index	BBB-/P	1,325,713	11,070,000	1,852,011	5/11/63	300 bp — Monthly	(519,843)

	Upfront premium received		12,832,557			Unrealized appreciation		—
	Upfront premium (paid)		—			Unrealized depreciation		(6,446,776)

	Total		$12,832,557				Total	$(6,446,776)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at October 31, 2017. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 10/31/17 (Unaudited)

	Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(42,091)	$268,000	$51,563	1/17/47	(500 bp) — Monthly	$9,212
	CMBX NA BB.7 Index	(43,761)	268,000	51,563	1/17/47	(500 bp) — Monthly	7,541

	Credit Suisse International
	CMBX NA BB.7 Index	(72,596)	4,113,000	1,080,485	5/11/63	(500 bp) — Monthly	1,003,890
	CMBX NA BB.7 Index	(507,935)	3,088,000	594,131	1/17/47	(500 bp) — Monthly	83,194

	Goldman Sachs International
	CMBX NA BB.6 Index	(213,805)	2,090,000	549,043	5/11/63	(500 bp) — Monthly	333,206
	CMBX NA BB.7 Index	(71,729)	474,000	91,198	1/17/47	(500 bp) — Monthly	19,008
	CMBX NA BB.6 Index	(19,578)	134,000	35,202	5/11/63	(500 bp) — Monthly	15,493
	CMBX NA BB.7 Index	(135,933)	804,000	154,690	1/17/47	(500 bp) — Monthly	17,975
	CMBX NA BB.7 Index	(84,052)	513,000	98,701	1/17/47	(500 bp) — Monthly	14,151
	CMBX NA BB.7 Index	(57,666)	284,000	54,642	1/17/47	(500 bp) — Monthly	(3,301)
	CMBX NA BB.7 Index	(31,765)	174,000	33,478	1/17/47	(500 bp) — Monthly	1,544

	JPMorgan Securities LLC
	CMBX NA BB.6 Index	(108,451)	748,000	196,500	5/11/63	(500 bp) — Monthly	87,321
	CMBX NA BB.6 Index	(84,642)	602,000	158,145	5/11/63	(500 bp) — Monthly	72,918
	CMBX NA BB.6 Index	(80,830)	562,000	147,637	5/11/63	(500 bp) — Monthly	66,261
	CMBX NA BB.6 Index	(41,215)	310,000	81,437	5/11/63	(500 bp) — Monthly	39,921
	CMBX NA BB.7 Index	(216,992)	1,389,000	267,244	1/17/47	(500 bp) — Monthly	48,901
	CMBX NA BB.7 Index	(153,231)	932,000	179,317	1/17/47	(500 bp) — Monthly	25,180
	CMBX NA BB.7 Index	(146,528)	917,000	176,431	1/17/47	(500 bp) — Monthly	29,011
	CMBX NA BB.7 Index	(117,583)	724,000	139,298	1/17/47	(500 bp) — Monthly	21,011
	CMBX NA BB.7 Index	(84,373)	539,000	103,704	1/17/47	(500 bp) — Monthly	18,807
	CMBX NA BB.7 Index	(42,091)	268,000	51,563	1/17/47	(500 bp) — Monthly	9,212
	CMBX NA BB.7 Index	(34,479)	227,000	43,675	1/17/47	(500 bp) — Monthly	8,975
	CMBX NA BB.7 Index	(32,108)	174,000	33,478	1/17/47	(500 bp) — Monthly	1,200
	CMBX NA BBB-.7 Index	(189,273)	2,055,000	239,819	1/17/47	(300 bp) — Monthly	49,347
	CMBX NA BBB-.7 Index	(93,842)	1,128,000	131,638	1/17/47	(300 bp) — Monthly	37,138
	CMBX NA BBB-.7 Index	(80,904)	725,000	84,608	1/17/47	(300 bp) — Monthly	3,281
	CMBX NA BBB-.7 Index	(39,631)	501,000	58,467	1/17/47	(300 bp) — Monthly	18,544
	CMBX NA BBB-.7 Index	(39,703)	379,000	44,229	1/17/47	(300 bp) — Monthly	4,306
	CMBX NA BBB-.7 Index	(15,493)	288,000	33,610	1/17/47	(300 bp) — Monthly	17,945

	Upfront premium received	—			Unrealized appreciation		2,064,493
	Upfront premium (paid)	(2,882,280)			Unrealized depreciation		(3,301)

	Total	$(2,882,280)				Total	$2,061,192

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING -- PROTECTION PURCHASED at 10/31/17 (Unaudited)
Upfront
		premium			Termi-	Payments	Unrealized
		received	Notional		nation	(paid)	appreciation/
	Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)

	NA HY Series 29 Index	$1,245,669	$16,720,000	$1,405,400	12/20/22	(500 bp) — Quarterly	$(236,364)

	Total	$1,245,669					$(236,364)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan (Offshore)
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
ZAR	South African Rand
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2017 through October 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $599,043,383.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $129,548, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/17

	Short-term investments
	Putnam Short Term Investment Fund*	$23,582,059	$54,760,076	$59,462,946	$54,519	$18,879,189

	Total Short-term investments	$23,582,059	$54,760,076	$59,462,946	$54,519	$18,879,189
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $119,856.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $16,186,187.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $24,718,058.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $211,606,099 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	86.6%
	Argentina	2.2
	Brazil	1.9
	Greece	1.6
	Russia	1.6
	Canada	1.0
	Mexico	1.0
	Indonesia	0.7
	Luxembourg	0.5
	Other	2.9

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning, and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation, and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk, and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $16,496,063 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $16,186,187 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer cyclicals	$116,395	$—	$23,241
Energy	317,299	20,561	13,689
Transportation	—	11,480	—
Utilities and power	—	22,127	—
Total common stocks	433,694	54,168	36,930
Convertible bonds and notes	—	6,387,176	—
Convertible preferred stocks	—	33,124	—
Corporate bonds and notes	—	196,734,447	5
Foreign government and agency bonds and notes	—	59,358,803	—
Mortgage-backed securities	—	271,919,461	—
Preferred stocks	427,119	—	—
Purchased options outstanding	—	1,260,176	—
Purchased swap options outstanding	—	9,775,909	—
Senior loans	—	8,680,181	—
U.S. government and agency mortgage obligations	—	310,589,801	—
U.S. treasury obligations	—	257,208	—
Warrants	2,693	—	—
Short-term investments	18,879,189	49,222,053	—

Totals by level	$19,742,695	$914,272,507	$36,935

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(960,947)	$—
Futures contracts	(62,261)	—	—
Written options outstanding	—	(1,244,991)	—
Written swap options outstanding	—	(10,413,418)	—
Forward premium swap option contracts	—	280,376	—
TBA sale commitments	—	(211,671,323)	—
Interest rate swap contracts	—	1,895,793	—
Total return swap contracts	—	(542,652)	—
Credit default contracts	—	(15,817,894)	—

Totals by level	$(62,261)	$(238,475,056)	$—

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$4,943,472	$20,761,366
Foreign exchange contracts	2,938,977	3,666,369
Equity contracts	2,693	—
Interest rate contracts	21,428,696	20,713,319

Total	$29,313,838	$45,141,054

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$258,300,000
Purchased currency options (contract amount)		$104,500,000
Purchased swap option contracts (contract amount)		$3,421,200,000
Written TBA commitment option contracts (contract amount)		$343,500,000
Written currecny options (contract amount)		$104,500,000
Written swap option contracts (contract amount)		$2,966,800,000
Futures contracts (number of contracts)		$30
Forward currency contracts (contract amount)		$486,300,000
Centrally cleared interest rate swap contracts (notional)		$2,787,900,000
OTC total return swap contracts (notional)		$107,700,000
Centrally cleared total return swap contracts (notional)		$123,400,000
OTC credit default contracts (notional)		145,500,000
Centrally cleared credit default contracts (notional)		$16,700,000
Warrants (number of warrants)		$7,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: December 28, 2017